RiverNorth Core Opportunity Fund

SCHEDULE OF INVESTMENTS

June 30, 2024 (Unaudited)

Shares/Description		Value
CLOSED-END FUNDS - 82.79%
179,087	AllianzGI Convertible & Income 2024 Target Term Fund	$1,613,932
259,795	BlackRock Capital Allocation Term Trust	4,263,236
282,861	BlackRock ESG Capital Allocation Term Trust	4,961,382
35,188	BlackRock Health Sciences Term Trust	540,488
61,792	BlackRock Innovation and Growth Term Trust	446,756
38,289	BlackRock MuniHoldings New York Quality Fund, Inc.	411,990
46,272	BlackRock MuniYield New York Quality Fund, Inc.	484,468
66,656	BlackRock Science and Technology Term Trust	1,327,121
73,949	Blackstone/GSO Senior Floating Rate Term Fund	1,036,025
64,751	Calamos Long/Short Equity & Dynamic Income Trust	987,453
186,260	Clough Global Equity Fund	1,299,164
142,496	Clough Global Opportunities Fund	766,628
127,622	First Trust High Yield Opportunities 2027 Term Fund	1,827,547
70,439	Flaherty & Crumrine Preferred and Income Opportunity Fund, Inc.	596,618
61,060	Nuveen AMT-Free Municipal Credit Income Fund	760,808
86,410	Nuveen AMT-Free Quality Municipal Income Fund	990,259
60,333	Nuveen Municipal Credit Income Fund	745,113
184,424	Nuveen Municipal Value Fund, Inc.	1,591,579
25,938	Nuveen Preferred & Income Term Fund	504,494
42,806	Nuveen Quality Municipal Income Fund	502,542
97,571	Pershing Square Holdings Ltd.	5,161,506
82,362	PIMCO Access Income Fund	1,302,143
213,262	Saba Capital Income & Opportunities Fund II	1,663,440
85,475	Special Opportunities Fund, Inc.	1,118,013
50,000	Voya Emerging Markets High Income Dividend Equity Fund	269,000
105,546	Western Asset High Income Fund II, Inc.	459,125
127,767	Western Asset High Income Opportunity Fund, Inc.	486,792
191,185	Western Asset Inflation-Linked Opportunities & Income Fund	1,626,984

TOTAL CLOSED-END FUNDS
(Cost $34,639,011)		37,744,606

CLOSED-END FUNDS - PREFERRED SHARES - 0.82%
15,162	XAI Octagon Floating Rate Alternative Income Trust, Series 2026, 6.500%, 03/31/2026	372,229

TOTAL CLOSED-END FUNDS - PREFERRED SHARES
(Cost $378,878)		372,229

EXCHANGE TRADED FUNDS - 7.62%
44,975	Blackrock Flexible Income ETF	2,347,695
55,600	Invesco FTSE RAFI Emerging Markets ETF	1,125,900

TOTAL EXCHANGE TRADED FUNDS
(Cost $3,298,321)		3,473,595

Principal Amount/Description		Rate	Maturity	Value
U.S. CORPORATE BONDS - 2.39%
Investment Companies - 1.91%
$150,000	Blackstone Private Credit Fund	3.25%	03/15/2027	138,528
249,936	Blue Owl Credit Income Corp.	4.70%	02/08/2027	237,908
500,000	Blue Owl Technology Finance Corp.(a)	6.75%	06/30/2025	497,307
				873,743

1

Principal Amount/Description		Rate	Maturity	Value
Private Equity - 0.48%
$237,712	Hercules Capital, Inc.	2.63%	09/16/2026	$217,969

TOTAL U.S. CORPORATE BONDS
(Cost $1,068,935)				1,091,712

BUSINESS DEVELOPMENT COMPANY NOTES - 0.43%
200,000	MidCap Financial Investment Corp.	5.25%	03/03/2025	197,072

TOTAL BUSINESS DEVELOPMENT COMPANY NOTES
(Cost $197,460)				197,072

U.S. GOVERNMENT BONDS AND NOTES - 2.18%
1,000,000	U.S. Treasury Notes	4.25%	12/31/2024	994,604

TOTAL U.S. GOVERNMENT BONDS AND NOTES
(Cost $998,948)				994,604

Shares/Description		Value
Warrants - 0.02%
12,299	AGBA Group Holding, Ltd., Strike Price 11.50, Expires 03/15/2027(b)	3,357
8,168	Churchill Capital Corp. VII, Strike Price 11.50, Expires 02/29/2028(b)	2,859
10,113	Jaws Mustang Acquisition Corp., Strike Price 11.50, Expires 01/30/2026(b)	910

TOTAL WARRANTS
(Cost $25,663)		7,126

Short-Term Investments - 3.76%
Money Market Fund - 3.76%
1,711,854	State Street Institutional Trust (7 Day Yield 5.24%)	1,711,854

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,711,854)		1,711,854

TOTAL INVESTMENTS - 100.01%
(Cost $42,319,070)		$45,592,798
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.01)%		(4,724)
NET ASSETS - 100.00%		$45,588,074

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total fair value of Rule 144A securities amounts to $497,307, which represents approximately 1.09% of net assets as of June 30, 2024.
(b)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

RiverNorth/DoubleLine Strategic Income Fund

SCHEDULE OF INVESTMENTS

June 30, 2024 (Unaudited)

Shares/Description		Value
CLOSED-END FUNDS - 19.67%
1,082,896	Allspring Income Opportunities Fund	$7,168,772
383,908	Barings Global Short Duration High Yield Fund	5,547,471
161,620	BlackRock MuniHoldings New York Quality Fund, Inc.	1,739,031
195,559	BlackRock MuniYield New York Quality Fund, Inc.	2,047,503
290,753	Blackstone Long-Short Credit Income Fund	3,614,060
882,956	Blackstone Strategic Credit 2027 Term Fund	10,498,347
159,606	Blackstone/GSO Senior Floating Rate Term Fund	2,236,080
581,087	BNY Mellon Strategic Municipals, Inc.	3,556,252
440,345	BrandywineGLOBAL - Global Income Opportunities Fund, Inc.	3,637,250
695,542	First Trust High Yield Opportunities 2027 Term Fund	9,960,161
146,552	Invesco Dynamic Credit Opportunity Fund	1,612,077
200,000	John Hancock Investors Trust	2,660,000
372,947	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	1,700,638
1,173,103	Nuveen AMT-Free Municipal Credit Income Fund	14,616,863
1,645,260	Nuveen AMT-Free Quality Municipal Income Fund	18,854,680
725,930	Nuveen California Quality Municipal Income Fund	8,369,973
74,379	Nuveen Core Plus Impact Fund	809,243
189,030	Nuveen Floating Rate Income Fund	1,635,109
121,735	Nuveen Municipal Credit Income Fund	1,503,427
713,073	Nuveen Municipal Value Fund, Inc.	6,153,820
3,640,092	Nuveen Preferred Income Opportunities Fund	27,191,488
897,485	Nuveen Quality Municipal Income Fund	10,536,474
525,911	PGIM Global High Yield Fund, Inc.	6,247,823
641,078	PGIM Short Duration High Yield Opportunities Fund	9,827,726
3,332,640	PIMCO High Income Fund	16,063,325
516,553	PIMCO Income Strategy Fund	4,209,907
2,109,483	PIMCO Income Strategy Fund II	15,124,993
50,000	Sound Point Meridian Capital, Inc.	1,002,000
1,587,160	Western Asset Emerging Markets Debt Fund, Inc.	14,776,460
2,597,696	Western Asset High Income Opportunity Fund, Inc.	9,897,222
1,800,000	Western Asset Inflation-Linked Opportunities & Income Fund	15,318,000

TOTAL CLOSED-END FUNDS
(Cost $242,010,286)		238,116,175

Principal Amount/Description		Rate	Maturity	Value
BUSINESS DEVELOPMENT COMPANIES - PREFERRED SHARES - 0.38%
46,046	Oxford Square Capital Corp.	6.25%	04/30/2026	1,121,680
3,750,000	PennantPark Floating Rate Capital, Ltd.	4.25%	04/01/2026	3,530,965

TOTAL BUSINESS DEVELOPMENT COMPANIES - PREFERRED SHARES
(Cost $4,857,973)	4,652,645

Shares/Description		Value
COMMON STOCKS - 0.00%(a)
259,482	Pershing Square Tontine Holdings(b)(c)(d)	–
11,202	Riverbed Tech Class B-1 Partnership Units(d)	1,457

TOTAL COMMON STOCKS
(Cost $–)		1,457

Shares/Description		Value
OPEN-END FUNDS - 2.93%
4,062,935	RiverNorth/Oaktree High Income Fund, Class I(e)	$35,444,636

TOTAL OPEN-END FUNDS
(Cost $38,794,982)		35,444,636

PREFERRED STOCKS - 1.12%
246,313	Crescent Capital BDC, Inc., 5.000%, 05/25/2026	5,923,828
341,265	Virtus AllianzGI Diversified Income & Convertible Fund, 5.630%, 03/08/2024(f)	7,576,083

TOTAL PREFERRED STOCKS
(Cost $14,555,923)		13,499,911

Principal Amount/Description		Rate	Maturity	Value
FOREIGN CORPORATE BONDS - 2.40%
Australia - 0.34%
$1,000,000	APA Infrastructure, Ltd.(g)	4.25%	07/15/2027	974,186
220,000	Atlassian Corp.	5.25%	05/15/2029	220,078
395,000	Australia & New Zealand Banking Group, Ltd.(g)(h)	5Y US TI + 1.70%	11/25/2035	324,532
265,000	Commonwealth Bank of Australia(g)	4.32%	01/10/2048	217,050
475,000	Macquarie Group, Ltd.(g)(h)	1D US SOFR + 1.53%	01/14/2033	392,804
475,000	National Australia Bank, Ltd.(g)	2.99%	05/21/2031	400,022
340,000	NBN Co., Ltd.(g)	1.45%	05/05/2026	317,549
500,000	Sydney Airport Finance Co. Pty, Ltd.(g)	3.38%	04/30/2025	490,802
500,000	Sydney Airport Finance Co. Pty, Ltd.(g)	3.63%	04/28/2026	484,157
310,000	Westpac Banking Corp.(h)	5Y US TI + 1.53%	11/18/2036	254,460
				4,075,640
Brazil - 0.08%
200,000	Banco do Brasil SA(f)(h)(i)	6.25%	Perpetual Maturity	204,205
200,000	CSN Resources SA(i)	5.88%	04/08/2032	166,596
165,630	Guara Norte Sarl(i)	5.20%	06/15/2034	152,765
67,037	Oi SA(g)(j)	12.50% (5.50%)	12/15/2024	66,702
723	Oi SA(g)(j)	12.50% (5.50%)	12/15/2024	719
126,135	Oi SA(g)(j)	12.50% (5.50%)	12/15/2024	125,504
950,000	Oi SA(j)(k)	10.00% (4.00%)	07/27/2025	9,405
700,000	Unigel Luxembourg SA(i)(k)	8.75%	10/01/2026	198,660
103,000	Vale Overseas, Ltd.	6.40%	06/28/2054	101,939
				1,026,495
Canada - 0.25%
13,000	1375209 BC, Ltd.(g)	9.00%	01/30/2028	12,517
420,000	Bank of Montreal(h)	3.80%	12/15/2032	394,824
170,000	Bausch + Lomb Corp.(g)	8.38%	10/01/2028	174,250
50,000	Bausch Health Cos., Inc.(g)	6.13%	02/01/2027	41,681
4,000	Bausch Health Cos., Inc.(g)	14.00%	10/15/2030	3,100
95,000	Bombardier, Inc.(g)	8.75%	11/15/2030	102,793
25,000	Bombardier, Inc.(g)	7.00%	06/01/2032	25,379
1,000,000	Canacol Energy, Ltd.(i)	5.75%	11/24/2028	529,634
210,000	CCL Industries, Inc.(g)	3.05%	06/01/2030	186,033
255,000	Element Fleet Management Corp.(g)	6.32%	12/04/2028	263,721

Principal Amount/Description		Rate	Maturity	Value
$150,000	Garda World Security Corp.(g)	6.00%	06/01/2029	$136,998
140,000	Husky Injection Molding Systems, Ltd. / Titan Co.-Borrower LLC(g)	9.00%	02/15/2029	145,147
60,000	Kronos Acquisition Holdings, Inc.(g)	8.25%	06/30/2031	60,135
70,000	Mattamy Group Corp.(g)	4.63%	03/01/2030	64,769
130,000	Royal Bank of Canada	5.15%	02/01/2034	129,048
750,000	TransCanada PipeLines, Ltd.	4.63%	03/01/2034	703,298
				2,973,327
Cayman Islands - 0.15%
900,000	Alpha Holding Escrow Shares(b)(c)		Perpetual Maturity	0
900,000	Alpha Holding Escrow Shares(b)(c)		Perpetual Maturity	0
200,000	Banco Mercantil del Norte SA/Grand Cayman(f)(g)(h)	7.50%	12/31/9999	194,259
200,000	Banco Mercantil del Norte SA/Grand Cayman(f)(h)(i)	7.63%	12/31/9999	197,016
126,736	Bioceanico Sovereign Certificate, Ltd.(i)(l)	0.00%	06/05/2034	95,052
200,000	Cosan Overseas, Ltd.(f)	8.25%	12/31/9999	203,478
178,725	Global Aircraft Leasing Co., Ltd.(g)(j)	6.50% (7.25%)	09/15/2024	172,214
93,324	Interoceanica IV Finance, Ltd.(i)(l)	0.00%	11/30/2025	89,007
200,000	Itau Unibanco Holding SA Island(f)(h)(i)	5Y US TI + 3.22%	12/31/9999	195,248
128,749	Lima Metro Line 2 Finance, Ltd.(g)	5.88%	07/05/2034	126,889
257,498	Lima Metro Line 2 Finance, Ltd.(i)	5.88%	07/05/2034	253,778
333,333	Rutas 2 & 7 Finance, Ltd.(i)(l)	0.00%	09/30/2036	229,847
114,750	Transocean Poseidon, Ltd.(g)	6.88%	02/01/2027	114,695
				1,871,483
Chile - 0.19%
300,000	Agrosuper SA(i)	4.60%	01/20/2032	263,111
200,000	CAP SA(i)	3.90%	04/27/2031	160,176
198,056	Chile Electricity PEC SpA(i)(l)	0.00%	01/25/2028	158,940
900,000	Empresa de Transporte de Pasajeros Metro SA(g)	5.00%	01/25/2047	780,329
291,240	GNL Quintero SA(i)	4.63%	07/31/2029	284,521
750,000	Transelec SA(i)	3.88%	01/12/2029	712,397
				2,359,474
Colombia - 0.09%
200,000	Banco Davivienda SA(f)(g)(h)	10Y US TI + 5.10%	Perpetual Maturity	148,000
300,000	Bancolombia SA(h)	5Y US TI + 4.32%	12/24/2034	306,595
500,000	Ecopetrol SA	5.88%	11/02/2051	347,544
200,000	Empresas Publicas de Medellin ESP(i)	4.25%	07/18/2029	172,575
171,860	Fideicomiso PA Pacifico Tres(i)	8.25%	01/15/2035	169,282
				1,143,996
France - 0.02%
265,000	Credit Agricole SA(g)(h)	1D US SOFR + 1.69%	01/10/2030	262,246

Great Britain - 0.18%
655,000	HSBC Holdings PLC(h)	3M SOFR + 1.64%	09/12/2026	662,316
128,000	Macquarie Airfinance Holdings, Ltd.(g)	6.40%	03/26/2029	130,257
50,000	Macquarie Airfinance Holdings, Ltd.(g)	6.50%	03/26/2031	51,450

Principal Amount/Description		Rate	Maturity	Value
$200,000	MARB BondCo PLC(i)	3.95%	01/29/2031	$166,374
335,000	NatWest Markets PLC(g)	0.80%	08/12/2024	333,047
260,000	NatWest Markets PLC(g)	5.41%	05/17/2029	260,902
575,000	Weir Group PLC(g)	2.20%	05/13/2026	539,927
				2,144,273
Guatemala - 0.03%
150,000	Banco Industrial SA/Guatemala(h)(i)	5Y US TI + 4.44%	01/29/2031	145,214
200,000	CT Trust(i)	5.13%	02/03/2032	176,361
				321,575
India - 0.15%
344,000	Adani International Container Terminal Pvt, Ltd.(i)	3.00%	02/16/2031	288,284
200,000	Adani Ports & Special Economic Zone, Ltd.(i)	4.38%	07/03/2029	179,221
500,000	Adani Ports & Special Economic Zone, Ltd.(i)	3.10%	02/02/2031	399,254
200,000	Adani Transmission Step-One, Ltd.(i)	4.00%	08/03/2026	189,678
152,000	JSW Hydro Energy, Ltd.(i)	4.13%	05/18/2031	135,150
200,000	Network i2i, Ltd.(f)(h)(i)	5Y US TI + 4.27%	12/31/9999	198,919
250,000	Reliance Industries, Ltd.(i)	4.13%	01/28/2025	247,844
188,000	Vedanta Resources, Ltd.(i)	13.88%	12/09/2028	180,052
				1,818,402
Indonesia - 0.02%
200,000	Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT(i)	5.45%	05/15/2030	196,521

Ireland - 0.15%
190,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.10%	01/19/2029	188,230
340,000	AIB Group PLC(g)(h)	1D US SOFR + 1.91%	03/28/2035	337,921
239,000	Avolon Holdings Funding, Ltd.(g)	5.75%	03/01/2029	237,745
295,000	Avolon Holdings Funding, Ltd.(g)	5.75%	11/15/2029	293,313
120,000	GGAM Finance, Ltd.(g)	6.88%	04/15/2029	122,400
200,000	Icon Investments Six DAC	5.85%	05/08/2029	203,271
200,000	Icon Investments Six DAC	6.00%	05/08/2034	204,399
280,000	Smurfit Kappa Treasury ULC(g)	5.20%	01/15/2030	278,667
				1,865,946
Israel - 0.07%
900,000	Israel Electric Corp., Ltd.(g)	5.00%	11/12/2024	894,062

Jamaica - 0.00%(a)
2,694	Digicel Group Holdings, Ltd.(g)(l)	0.00%	12/31/2030	2,677
38,775	Digicel Group Holdings, Ltd.(g)(l)	0.00%	12/31/2030	7,880
860	Digicel Group Holdings, Ltd.(g)(l)	0.00%	12/31/2030	854
97,752	Digicel Group Holdings, Ltd.(g)(l)	0.00%	12/31/2030	2,315
				13,726
Japan - 0.06%
265,000	Mitsubishi UFJ Financial Group, Inc.(h)	1Y US TI + 1.00%	04/17/2035	264,021
510,000	Renesas Electronics Corp.(g)	2.17%	11/25/2026	472,210
				736,231
Luxembourg - 0.07%
142,000	ArcelorMittal SA	6.00%	06/17/2034	141,974
180,000	Millicom International Cellular SA(i)	6.63%	10/15/2026	179,951
400,000	Simpar Europe SA(i)	5.20%	01/26/2031	329,519

Principal Amount/Description		Rate	Maturity	Value
$175,336	Tierra Mojada Luxembourg II Sarl(i)	5.75%	12/01/2040	$158,306
				809,750
Mexico - 0.12%
659,912	Alpha Holding SA de CV(g)(k)	9.00%	02/10/2025	3,610
188,546	Alpha Holding SA de CV(i)(k)	9.00%	02/10/2025	1,031
250,000	BBVA Bancomer SA(h)(i)	5.13%	01/18/2033	228,016
200,000	Buffalo Energy Mexico Holdings / Buffalo Energy Infrastructure / Buffalo Energy(g)	7.88%	02/15/2039	207,993
200,000	Cemex SAB de CV(f)(h)(i)	5Y US TI + 4.53%	12/31/9999	192,374
500,000	Credito Real SAB de CV SOFOM ER(i)(k)	9.50%	02/07/2026	44,625
200,000	Electricidad Firme de Mexico Holdings SA de CV(i)	4.90%	11/20/2026	187,824
600,000	Mexarrend SAPI de CV(g)	10.25%	07/24/2024	78,600
200,000	Mexarrend SAPI de CV(i)	10.25%	07/24/2024	26,200
120,969	Mexico Generadora de Energia S de rl(i)	5.50%	12/06/2032	118,660
700,000	Operadora de Servicios Mega SA de CV Sofom ER(g)	8.25%	02/11/2025	255,500
150,000	Petroleos Mexicanos	6.75%	09/21/2047	98,763
1,000,000	Unifin Financiera SAB de CV(f)(i)(k)	8.88%	Perpetual Maturity	200
				1,443,396
Netherlands - 0.10%
300,000	Braskem Netherlands Finance BV(h)(i)	5Y US TI + 8.22%	01/23/2081	300,505
200,000	ING Groep NV(h)	1D US SOFR + 1.44%	03/19/2030	199,282
300,000	Minejesa Capital BV(i)	5.63%	08/10/2037	271,455
157,660	MV24 Capital BV(i)	6.75%	06/01/2034	150,742
249,000	NXP BV / NXP Funding LLC / NXP USA, Inc.	3.88%	06/18/2026	241,914
				1,163,898
Panama - 0.01%
200,000	Empresa de Transmision Electrica SA(i)	5.13%	05/02/2049	145,326

Peru - 0.14%
90,000	Banco de Credito del Peru S.A.(h)(i)	5Y US TI + 3.13%	07/01/2030	86,771
150,000	Banco de Credito del Peru S.A.(h)(i)	5Y US TI + 2.45%	09/30/2031	139,625
200,000	Banco Internacional del Peru SAA Interbank(h)(i)	1Y US TI + 3.71%	07/08/2030	194,367
200,000	Cia de Minas Buenaventura SAA(i)	5.50%	07/23/2026	193,499
205,000	Inkia Energy, Ltd.(i)	5.88%	11/09/2027	206,179
150,000	InRetail Shopping Malls(i)	5.75%	04/03/2028	147,480
200,000	Intercorp Financial Services, Inc.(i)	4.13%	10/19/2027	186,731
200,000	Minsur SA(i)	4.50%	10/28/2031	177,736
200,000	Orazul Energy Peru SA(i)	5.63%	04/28/2027	189,920
200,000	Petroleos del Peru SA(i)	4.75%	06/19/2032	149,928
				1,672,236
Singapore - 0.09%
200,000	DBS Group Holdings, Ltd.(h)	5Y US TI + 1.10%	03/10/2031	187,975
309,680	LLPL Capital Pte, Ltd.(i)	6.88%	02/04/2039	312,184
200,000	Oversea-Chinese Banking Corp., Ltd.(h)(i)	5Y US TI + 1.58%	09/10/2030	191,287

Principal Amount/Description		Rate	Maturity	Value
$210,000	Pfizer Investment Enterprises Pte, Ltd.	4.75%	05/19/2033	$204,705
200,000	United Overseas Bank, Ltd.(h)	5Y US TI + 1.75%	03/16/2031	187,674
				1,083,825
Spain - 0.04%
250,000	AI Candelaria Spain SA(i)	5.75%	06/15/2033	202,444
261,000	CaixaBank SA(g)(h)	1D US SOFR + 2.26%	06/15/2035	261,728
				464,172
Taiwan - 0.03%
350,000	TSMC Global, Ltd.(g)	1.25%	04/23/2026	326,176

Vietnam - 0.02%
210,820	Mong Duong Finance Holdings BV(i)	5.13%	05/07/2029	200,548

TOTAL FOREIGN CORPORATE BONDS
(Cost $34,395,088)				29,012,724

U.S. CORPORATE BONDS - 10.89%
Advertising - 0.00%(a)
50,000	Clear Channel Outdoor Holdings, Inc.(g)	7.50%	06/01/2029	41,831

Aerospace/Defense - 0.05%
70,000	AAR Escrow Issuer LLC(g)	6.75%	03/15/2029	71,420
69,000	Boeing Co.(g)	6.39%	05/01/2031	70,274
161,000	Boeing Co.(g)	6.86%	05/01/2054	165,347
265,000	Northrop Grumman Corp.	5.20%	06/01/2054	248,335
				555,376
Agriculture - 0.04%
237,000	BAT Capital Corp.	4.54%	08/15/2047	182,667
265,000	Philip Morris International, Inc.	5.25%	02/13/2034	260,080
				442,747
Airlines - 0.03%
70,000	American Airlines, Inc.(g)	7.25%	02/15/2028	70,119
120,000	American Airlines, Inc.(g)	8.50%	05/15/2029	124,751
121,528	United Airlines 2016-1 Class B Pass Through Trust	3.65%	01/07/2026	116,971
				311,841
Apparel - 0.01%
125,000	Tapestry, Inc.	7.05%	11/27/2025	127,130

Auto Manufacturers - 0.12%
120,000	Cummins, Inc.	5.45%	02/20/2054	117,787
320,000	Ford Motor Co.	3.25%	02/12/2032	264,623
300,000	General Motors Financial Co., Inc.	2.40%	10/15/2028	265,233
315,000	General Motors Financial Co., Inc.	3.10%	01/12/2032	264,881
530,000	Hyundai Capital America(g)	5.30%	01/08/2029	528,049
				1,440,573
Auto Parts & Equipment - 0.03%
300,000	ZF North America Capital, Inc.(g)	6.88%	04/23/2032	310,344

Banks - 0.41%
180,000	Bank of America Corp.(h)	1D US SOFR + 1.75%	07/22/2026	178,305

Principal Amount/Description		Rate	Maturity	Value
$205,000	Bank of America Corp.(h)	1D US SOFR + 1.21%	10/20/2032	$169,988
210,000	Bank of America Corp.(h)	1D US SOFR + 1.65%	01/23/2035	209,865
590,000	Bank of America Corp.(h)	5Y US TI + 2.48%	09/21/2036	470,831
120,000	Citigroup, Inc.(h)	1D US SOFR + 0.69%	01/25/2026	117,440
120,000	Citigroup, Inc.(h)	1D US SOFR + 1.28%	02/24/2028	113,271
90,000	Citizens Financial Group, Inc.(h)	1D US SOFR + 2.33%	04/25/2035	93,072
590,000	Goldman Sachs Group, Inc.(h)	3M SOFR + 1.43%	05/15/2026	594,345
175,000	Goldman Sachs Group, Inc.(h)	1D US SOFR + 0.82%	09/10/2027	174,790
140,000	Goldman Sachs Group, Inc.(h)	1D US SOFR + 1.27%	04/25/2030	142,517
165,000	JPMorgan Chase & Co.(h)	1D US SOFR + 0.92%	02/24/2026	161,743
85,000	JPMorgan Chase & Co.(h)	1D US SOFR + 1.99%	07/25/2028	84,150
240,000	JPMorgan Chase & Co.(h)	1D SOFR + 1.02%	06/01/2029	213,557
345,000	JPMorgan Chase & Co.(h)	1D US SOFR + 2.04%	04/22/2031	298,303
290,000	JPMorgan Chase & Co.(h)	3M SOFR + 1.25%	04/22/2032	245,037
290,000	JPMorgan Chase & Co.(h)	1D US SOFR + 1.26%	01/25/2033	247,360
205,000	Morgan Stanley(h)	1D US SOFR + 1.67%	07/17/2026	203,035
215,000	Morgan Stanley(h)	1D US SOFR + 1.61%	04/20/2028	208,972
95,000	Morgan Stanley(h)	1D US SOFR + 1.29%	01/21/2033	80,777
275,000	Wells Fargo & Co.(h)	1D US SOFR + 1.98%	07/25/2028	271,267
270,000	Wells Fargo & Co.(h)	1D US SOFR + 1.43%	10/30/2030	239,579
370,000	Wells Fargo & Co.(h)	1D US SOFR + 2.06%	10/23/2034	394,592
				4,912,796
Beverages - 0.02%
260,000	Keurig Dr Pepper, Inc.	5.20%	03/15/2031	259,557

Biotechnology - 0.05%
210,000	Amgen, Inc.	5.75%	03/02/2063	205,837
150,000	Gilead Sciences, Inc.	5.55%	10/15/2053	149,877
325,000	Royalty Pharma PLC	2.15%	09/02/2031	260,649
				616,363
Building Materials - 0.06%
150,000	Builders FirstSource, Inc.(g)	6.38%	03/01/2034	148,689
120,000	EMRLD Borrower LP / Emerald Co.-Issuer, Inc.(g)	6.63%	12/15/2030	121,086
65,000	EMRLD Borrower LP / Emerald Co.-Issuer, Inc.(g)	6.75%	07/15/2031	65,853
130,000	Griffon Corp.	5.75%	03/01/2028	125,552
120,000	Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC(g)	6.75%	04/01/2032	120,929
125,000	Owens Corning	5.70%	06/15/2034	126,209
75,000	Standard Industries, Inc.(g)	4.38%	07/15/2030	67,826
				776,144

Principal Amount/Description		Rate	Maturity	Value
Chemicals - 0.06%
$285,000	CF Industries, Inc.	5.38%	03/15/2044	$261,815
250,000	Mosaic Co.	5.38%	11/15/2028	251,118
200,000	Solvay Finance America LLC(g)	5.65%	06/04/2029	201,434
75,000	WR Grace Holdings LLC(g)	5.63%	08/15/2029	69,206
				783,573
Commercial Services - 0.10%
110,000	Allied Universal Holdco LLC(g)	7.88%	02/15/2031	110,385
50,000	Allied Universal Holdco LLC / Allied Universal Finance Corp.(g)	6.63%	07/15/2026	49,895
70,000	Allied Universal Holdco LLC / Allied Universal Finance Corp.(g)	9.75%	07/15/2027	69,646
260,000	Global Payments, Inc.	4.95%	08/15/2027	257,511
105,000	Mavis Tire Express Services Topco Corp.(g)	6.50%	05/15/2029	97,977
200,000	Triton Container International, Ltd. / TAL International Container Corp.	3.25%	03/15/2032	164,294
267,000	Verisk Analytics, Inc.	5.25%	06/05/2034	263,014
65,000	VT Topco, Inc.(g)	8.50%	08/15/2030	68,329
75,000	Wand NewCo 3, Inc.(g)	7.63%	01/30/2032	77,523
50,000	WASH Multifamily Acquisition, Inc.(g)	5.75%	04/15/2026	48,925
				1,207,499
Computers - 0.06%
260,000	Fortinet, Inc.	1.00%	03/15/2026	241,470
350,000	Kyndryl Holdings, Inc.	4.10%	10/15/2041	265,432
249,000	NetApp, Inc.	1.88%	06/22/2025	239,943
				746,845
Containers and Packaging - 0.02%
270,000	Packaging Corp. of America	3.40%	12/15/2027	255,339

Cosmetics/Personal Care - 0.01%
130,000	Coty, Inc./HFC Prestige Products Inc/HFC Prestige International US LLC(g)	6.63%	07/15/2030	132,026

Distribution/Wholesale - 0.02%
180,000	BCPE Empire Holdings, Inc.(g)	7.63%	05/01/2027	174,591
75,000	Dealer Tire LLC / DT Issuer LLC(g)	8.00%	02/01/2028	72,504
				247,095
Diversified Financial Services - 0.21%
150,000	Air Lease Corp.	1.88%	08/15/2026	139,143
196,000	Air Lease Corp.	5.20%	07/15/2031	191,602
458,000	American Express Co.	3.95%	08/01/2025	450,598
415,000	Aviation Capital Group LLC(g)	1.95%	09/20/2026	382,608
196,000	Aviation Capital Group LLC(g)	5.38%	07/15/2029	193,777
160,000	BlackRock Funding, Inc.	5.25%	03/14/2054	154,733
450,000	BlackRock, Inc.	4.75%	05/25/2033	441,483
140,000	Nationstar Mortgage Holdings, Inc.(g)	5.75%	11/15/2031	131,709
95,000	Navient Corp.	5.00%	03/15/2027	90,785
125,000	OneMain Finance Corp.	6.63%	01/15/2028	125,567
150,000	OneMain Finance Corp.	7.50%	05/15/2031	151,911

Principal Amount/Description		Rate	Maturity	Value
$70,000	PennyMac Financial Services, Inc.(g)	7.88%	12/15/2029	$72,237
				2,526,153
Electric - 0.51%
155,000	AEP Texas, Inc.	5.45%	05/15/2029	155,857
55,000	AEP Transmission Co. LLC	5.40%	03/15/2053	52,647
263,000	Arizona Public Service Co.	5.70%	08/15/2034	262,830
155,000	Black Hills Corp.	6.00%	01/15/2035	156,017
417,000	DTE Energy Co.	5.85%	06/01/2034	423,264
254,000	Duke Energy Corp.	5.45%	06/15/2034	251,164
325,000	Duke Energy Corp.	3.95%	08/15/2047	243,509
85,000	Duke Energy Corp.	5.00%	08/15/2052	73,916
130,000	Entergy Arkansas LLC	5.75%	06/01/2054	129,195
130,000	Entergy Corp.	2.80%	06/15/2030	113,622
134,000	Eversource Energy	5.50%	01/01/2034	131,535
1,000,000	Exelon Corp.	4.05%	04/15/2030	938,956
243,000	Georgia Power Co.	2.20%	09/15/2024	241,166
750,000	NextEra Energy Capital Holdings, Inc.	2.44%	01/15/2032	615,219
160,000	NextEra Energy Capital Holdings, Inc.	5.55%	03/15/2054	153,231
59,000	NextEra Energy Capital Holdings, Inc.(h)	5Y US TI + 2.46%	06/15/2054	59,486
160,000	NRG Energy, Inc.(g)	2.00%	12/02/2025	151,476
39,000	Oglethorpe Power Corp.(g)	5.80%	06/01/2054	38,197
242,000	Pacific Gas and Electric Co.	6.95%	03/15/2034	260,786
625,000	Pacific Gas and Electric Co.	6.75%	01/15/2053	649,302
135,000	Pike Corp.(g)	5.50%	09/01/2028	129,721
60,000	Pike Corp.(g)	8.63%	01/31/2031	63,634
85,000	San Diego Gas & Electric Co.	5.35%	04/01/2053	80,409
265,000	Southern California Edison Co.	5.45%	06/01/2031	266,999
280,000	Southern Co.(h)	5Y US TI + 2.92%	09/15/2051	263,511
225,000	Southwestern Electric Power Co.	3.25%	11/01/2051	142,193
85,000	Vistra Operations Co. LLC(g)	7.75%	10/15/2031	88,585
70,000	Vistra Operations Co. LLC(g)	6.88%	04/15/2032	71,116
				6,207,543
Electronics - 0.04%
223,000	Allegion US Holding Co., Inc.	5.60%	05/29/2034	223,238
220,000	Arrow Electronics, Inc.	3.88%	01/12/2028	208,434
				431,672
Engineering & Construction - 0.01%
185,000	Jacobs Engineering Group, Inc.	5.90%	03/01/2033	185,063

Engineering&Construction - 0.02%
55,000	Artera Services LLC(g)	8.50%	02/15/2031	56,664
80,000	Brand Industrial Services, Inc.(g)	10.38%	08/01/2030	86,555
90,000	MasTec, Inc.	5.90%	06/15/2029	90,451
				233,670
Entertainment - 0.05%
125,000	Caesars Entertainment, Inc.(g)	6.50%	02/15/2032	125,695
135,000	Light & Wonder International, Inc.(g)	7.25%	11/15/2029	137,981
105,000	Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp.(g)	4.88%	05/01/2029	97,891
100,000	Scientific Games Holdings LP/Scientific Games US FinCo, Inc.(g)	6.63%	03/01/2030	97,549

Principal Amount/Description		Rate	Maturity	Value
$145,000	Six Flags Entertainment Corp. / Six Flags Theme Parks, Inc.(g)	6.63%	05/01/2032	$147,446
50,000	Vail Resorts, Inc.(g)	6.50%	05/15/2032	50,629
				657,191
Environmental Control - 0.02%
70,000	Madison IAQ LLC(g)	4.13%	06/30/2028	65,344
70,000	Madison IAQ LLC(g)	5.88%	06/30/2029	65,194
175,000	Veralto Corp.(g)	5.35%	09/18/2028	175,794
				306,332
Food - 0.03%
140,000	Campbell Soup Co.	5.40%	03/21/2034	139,138
105,000	United Natural Foods, Inc.(g)	6.75%	10/15/2028	94,893
90,000	US Foods, Inc.(g)	7.25%	01/15/2032	93,514
				327,545
Gas - 0.02%
265,000	NiSource, Inc.	5.35%	04/01/2034	260,023

Hand/Machine Tools - 0.01%
105,000	Regal Rexnord Corp.	6.05%	02/15/2026	105,311

Healthcare-Products - 0.04%
100,000	Medline Borrower LP(g)	5.25%	10/01/2029	95,510
20,000	Medline Borrower LP/Medline Co.-Issuer, Inc.(g)	6.25%	04/01/2029	20,251
250,000	Sotera Health Holdings LLC(g)	7.38%	06/01/2031	250,684
145,000	Zimmer Biomet Holdings, Inc.	5.35%	12/01/2028	145,920
				512,365
Healthcare-Services - 0.23%
425,000	Centene Corp.	2.50%	03/01/2031	349,106
90,000	CHS/Community Health Systems, Inc.(g)	6.00%	01/15/2029	79,506
210,000	Elevance Health, Inc.	2.38%	01/15/2025	206,402
85,000	Elevance Health, Inc.	4.55%	05/15/2052	71,324
70,000	Fortrea Holdings, Inc.(g)	7.50%	07/01/2030	69,638
370,000	HCA, Inc.	5.38%	02/01/2025	368,822
585,000	HCA, Inc.	5.25%	06/15/2049	521,888
175,000	IQVIA, Inc.	6.25%	02/01/2029	179,997
130,000	Legacy LifePoint Health LLC(g)	4.38%	02/15/2027	124,291
155,000	LifePoint Health, Inc.(g)	10.00%	06/01/2032	158,668
85,000	ModivCare Escrow Issuer, Inc.(g)	5.00%	10/01/2029	59,985
100,000	Tenet Healthcare Corp.	6.25%	02/01/2027	100,020
125,000	Tenet Healthcare Corp.	6.13%	06/15/2030	124,312
305,000	UnitedHealth Group, Inc.	5.05%	04/15/2053	282,709
90,000	UnitedHealth Group, Inc.	4.95%	05/15/2062	80,154
				2,776,822
Insurance - 0.21%
95,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer(g)	6.75%	10/15/2027	93,790
70,000	AmWINS Group, Inc.(g)	4.88%	06/30/2029	65,217
260,000	Athene Global Funding(g)(h)	SOFRINDX + 0.56%	08/19/2024	260,112
290,000	Athene Holding, Ltd.	6.25%	04/01/2054	290,440
215,000	Berkshire Hathaway Finance Corp.	2.85%	10/15/2050	138,385
110,000	Berkshire Hathaway Finance Corp.	3.85%	03/15/2052	85,114
130,000	Brighthouse Financial Global Funding(g)	2.00%	06/28/2028	113,446

Principal Amount/Description		Rate	Maturity	Value
$268,000	Brown & Brown, Inc.	5.65%	06/11/2034	$266,451
220,000	F&G Annuities & Life, Inc.	6.50%	06/04/2029	219,375
90,000	GTCR AP Finance, Inc.(g)	8.00%	05/15/2027	90,273
60,000	HUB International, Ltd.(g)	7.25%	06/15/2030	61,551
100,000	Markel Group, Inc.	6.00%	05/16/2054	99,043
285,000	Massachusetts Mutual Life Insurance Co.(g)	3.20%	12/01/2061	175,285
100,000	Panther Escrow Issuer LLC(g)	7.13%	06/01/2031	101,220
460,000	Willis North America, Inc.	4.50%	09/15/2028	447,168
				2,506,870
Internet - 0.07%
130,000	Expedia Group, Inc.	5.00%	02/15/2026	129,086
245,000	Expedia Group, Inc.	3.80%	02/15/2028	233,268
118,000	Expedia Group, Inc.	2.95%	03/15/2031	102,084
300,000	Meta Platforms, Inc.	4.45%	08/15/2052	258,814
130,000	Netflix, Inc.	4.88%	04/15/2028	129,371
				852,623
Investment Companies - 6.03%
265,000	Ares Capital Corp.	3.25%	07/15/2025	257,538
4,500,000	BlackRock TCP Capital Corp.	6.95%	05/30/2029	4,393,377
1,000,000	Blackstone Private Credit Fund	2.35%	11/22/2024	985,658
8,000,000	Blackstone Private Credit Fund	2.63%	12/15/2026	7,318,803
6,800,000	Blue Owl Capital Corp.	3.75%	07/22/2025	6,631,203
4,092,439	Blue Owl Capital Corp.	2.88%	06/11/2028	3,621,370
667,000	Blue Owl Capital Corp. II(g)	4.63%	11/26/2024	662,885
5,247,000	Blue Owl Capital Corp. III	3.13%	04/13/2027	4,802,004
6,661,000	Blue Owl Credit Income Corp.	5.50%	03/21/2025	6,627,422
844	Blue Owl Credit Income Corp.(g)	5.50%	03/21/2025	840
2,000,000	Blue Owl Credit Income Corp.	4.70%	02/08/2027	1,903,753
3,482,180	Blue Owl Credit Income Corp.	7.75%	09/16/2027	3,579,516
2,000,000	Blue Owl Credit Income Corp.	7.95%	06/13/2028	2,068,654
3,715,000	Blue Owl Technology Finance Corp.(g)	6.75%	06/30/2025	3,694,990
9,550,000	Blue Owl Technology Finance Corp.(g)	4.75%	12/15/2025	9,250,854
1,500,000	Franklin BSP Capital Corp.(g)	4.85%	12/15/2024	1,484,032
2,300,000	Golub Capital BDC, Inc.	2.05%	02/15/2027	2,068,690
3,312,000	New Mountain Finance Corp.	6.88%	02/01/2029	3,234,810
8,300,000	Oaktree Specialty Lending Corp.	7.10%	02/15/2029	8,408,750
1,000,000	Oaktree Strategic Credit Fund(g)	8.40%	11/14/2028	1,057,554
1,000,000	Sixth Street Specialty Lending, Inc.	3.88%	11/01/2024	992,699
				73,045,402
Leisure Time - 0.08%
125,000	Carnival Corp.(g)	5.75%	03/01/2027	123,568
140,000	NCL Corp., Ltd.(g)	5.88%	02/15/2027	138,278
226,000	Royal Caribbean Cruises, Ltd.(g)	5.38%	07/15/2027	222,683
75,000	Royal Caribbean Cruises, Ltd.(g)	6.25%	03/15/2032	75,677
125,000	Viking Cruises, Ltd.(g)	5.88%	09/15/2027	123,785
230,000	Viking Cruises, Ltd.(g)	9.13%	07/15/2031	249,291
				933,282
Lodging - 0.08%
65,000	Full House Resorts, Inc.(g)	8.25%	02/15/2028	62,491
269,000	Hyatt Hotels Corp.	5.25%	06/30/2029	266,871
325,000	Marriott International, Inc.	2.75%	10/15/2033	262,529
265,000	Marriott International, Inc.	5.30%	05/15/2034	260,285
125,000	Station Casinos LLC(g)	6.63%	03/15/2032	124,477
				976,653

Principal Amount/Description		Rate	Maturity	Value
Machinery-Diversified - 0.02%
$95,000	AGCO Corp.	5.80%	03/21/2034	$94,681
135,000	CNH Industrial Capital LLC	5.10%	04/20/2029	134,501
				229,182
Media - 0.07%
65,000	CCO Holdings LLC / CCO Holdings Capital Corp.(g)	5.13%	05/01/2027	62,462
85,000	CCO Holdings LLC / CCO Holdings Capital Corp.(g)	4.75%	03/01/2030	73,675
10,000	CCO Holdings LLC / CCO Holdings Capital Corp.(g)	4.75%	02/01/2032	8,197
80,000	CCO Holdings LLC / CCO Holdings Capital Corp.(g)	4.25%	01/15/2034	60,790
100,000	Charter Communications Operating LLC / Charter Communications Operating Capital	6.10%	06/01/2029	100,365
135,000	Directv Financing LLC / Directv Financing Co.-Obligor, Inc.(g)	5.88%	08/15/2027	127,092
75,000	DISH DBS Corp.(g)	5.75%	12/01/2028	52,139
60,000	Gray Television, Inc.(g)	10.50%	07/15/2029	60,382
70,000	McGraw-Hill Education, Inc.(g)	5.75%	08/01/2028	67,566
85,000	News Corp.(g)	5.13%	02/15/2032	80,685
70,000	Townsquare Media, Inc.(g)	6.88%	02/01/2026	68,990
55,000	Univision Communications, Inc.(g)	7.38%	06/30/2030	51,203
				813,546
Metal Fabricate/Hardware - 0.01%
100,000	Advanced Drainage Systems, Inc.(g)	6.38%	06/15/2030	100,456

Mining - 0.07%
50,000	Freeport-McMoRan, Inc.	4.38%	08/01/2028	48,344
230,000	Glencore Funding LLC(g)	1.63%	04/27/2026	215,138
570,000	Glencore Funding LLC(g)	5.37%	04/04/2029	567,538
50,000	Southern Copper Corp.	3.88%	04/23/2025	49,238
				880,258
Oil & Gas - 0.19%
260,000	BP Capital Markets America, Inc.	4.89%	09/11/2033	252,951
267,000	BP Capital Markets America, Inc.	5.23%	11/17/2034	265,107
85,000	Civitas Resources, Inc.(g)	8.38%	07/01/2028	89,172
65,000	CNX Resources Corp.(g)	6.00%	01/15/2029	63,659
260,000	Exxon Mobil Corp.	4.23%	03/19/2040	228,639
95,000	Hilcorp Energy I LP / Hilcorp Finance Co.(g)	5.75%	02/01/2029	91,999
25,000	Hilcorp Energy I LP / Hilcorp Finance Co.(g)	8.38%	11/01/2033	26,662
205,000	Marathon Petroleum Corp.	5.13%	12/15/2026	204,288
100,000	Matador Resources Co.(g)	6.50%	04/15/2032	100,082
750,000	NiSource, Inc.	3.60%	05/01/2030	688,570
65,000	Permian Resources Operating LLC(g)	7.00%	01/15/2032	66,818
65,000	Sitio Royalties Operating Partnership LP / Sitio Finance Corp.(g)	7.88%	11/01/2028	67,259
55,000	Transocean, Inc.(g)	8.00%	02/01/2027	54,853
50,000	Vital Energy, Inc.(g)	7.88%	04/15/2032	50,866
				2,250,925
Oil & Gas Services - 0.04%
110,000	Halliburton Co.	4.85%	11/15/2035	104,672

Principal Amount/Description		Rate	Maturity	Value
$120,000	Kodiak Gas Services LLC(g)	7.25%	02/15/2029	$123,104
215,000	Schlumberger Holdings Corp.(g)	5.00%	11/15/2029	213,457
50,000	Weatherford International, Ltd.(g)	8.63%	04/30/2030	51,854
				493,087
Packaging & Containers - 0.09%
101,000	Berry Global, Inc.(g)	4.88%	07/15/2026	99,261
150,000	Berry Global, Inc.(g)	5.65%	01/15/2034	146,610
70,000	Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer, Inc.(g)	4.38%	10/15/2028	65,425
90,000	Sealed Air Corp./Sealed Air Corp US(g)	7.25%	02/15/2031	92,776
170,000	Trident TPI Holdings, Inc.(g)	12.75%	12/31/2028	185,888
471,000	WRKCo, Inc.	3.75%	03/15/2025	464,505
				1,054,465
Pharmaceuticals - 0.17%
283,000	AbbVie, Inc.	4.70%	05/14/2045	255,795
140,000	AbbVie, Inc.	5.50%	03/15/2064	138,316
65,000	AdaptHealth LLC(g)	5.13%	03/01/2030	56,920
105,000	Bristol-Myers Squibb Co.	5.50%	02/22/2044	103,905
420,000	Bristol-Myers Squibb Co.	5.55%	02/22/2054	414,368
260,000	CVS Health Corp.	5.30%	06/01/2033	254,210
395,000	CVS Health Corp.	5.88%	06/01/2053	378,781
185,000	Merck & Co., Inc.	4.50%	05/17/2033	178,712
95,000	Owens & Minor, Inc.(g)	6.63%	04/01/2030	86,463
165,000	Viatris, Inc.	1.65%	06/22/2025	158,619
				2,026,089
Pipelines - 0.34%
60,000	Blue Racer Midstream LLC / Blue Racer Finance Corp.(g)	7.25%	07/15/2032	61,728
175,000	Buckeye Partners LP(g)	6.88%	07/01/2029	175,768
265,000	Cheniere Energy, Inc.	4.63%	10/15/2028	257,371
1,000,000	Energy Transfer LP	3.90%	07/15/2026	968,585
310,000	Energy Transfer LP	5.00%	05/15/2044	267,688
273,000	Energy Transfer LP	5.95%	05/15/2054	266,009
115,000	Harvest Midstream I LP(g)	7.50%	05/15/2032	116,884
433,000	Kinder Morgan Energy Partners LP	6.95%	01/15/2038	470,013
267,000	MPLX LP	5.50%	06/01/2034	263,063
95,000	NGL Energy Operating LLC / NGL Energy Finance Corp.(g)	8.13%	02/15/2029	96,869
120,000	NGPL PipeCo LLC(g)	3.25%	07/15/2031	102,615
140,000	ONEOK, Inc.	3.40%	09/01/2029	128,515
125,000	ONEOK, Inc.	6.63%	09/01/2053	133,496
205,000	Sabine Pass Liquefaction LLC	5.00%	03/15/2027	203,336
60,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.(g)	7.38%	02/15/2029	60,339
100,000	Venture Global LNG, Inc.(g)	8.13%	06/01/2028	103,101
65,000	Venture Global LNG, Inc.(g)	8.38%	06/01/2031	67,469
65,000	Venture Global LNG, Inc.(g)	9.88%	02/01/2032	70,788
355,000	Williams Cos., Inc.	5.15%	03/15/2034	346,492
				4,160,129
Real Estate - 0.00%(a)
65,000	Anywhere Real Estate Group LLC / Realogy Co.-Issuer Corp.(g)	5.25%	04/15/2030	38,865

REITS - 0.33%
115,000	Agree LP	2.60%	06/15/2033	90,728

Principal Amount/Description		Rate	Maturity	Value
$245,000	Alexandria Real Estate Equities, Inc.	3.00%	05/18/2051	$147,718
60,000	Alexandria Real Estate Equities, Inc.	5.15%	04/15/2053	52,820
420,000	American Homes 4 Rent LP	5.50%	02/01/2034	413,170
110,000	American Tower Corp.	5.55%	07/15/2033	109,926
220,000	COPT Defense Properties LP	2.90%	12/01/2033	173,367
770,000	Crown Castle, Inc.	3.65%	09/01/2027	732,114
290,000	Equinix, Inc.	1.80%	07/15/2027	262,143
265,000	Extra Space Storage LP	5.40%	02/01/2034	259,565
300,000	Host Hotels & Resorts LP	2.90%	12/15/2031	250,993
270,000	Host Hotels & Resorts LP	5.70%	07/01/2034	265,513
170,000	Iron Mountain, Inc.(g)	7.00%	02/15/2029	173,162
175,000	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer(g)	7.00%	02/01/2030	177,232
205,000	Phillips Edison Grocery Center Operating Partnership I LP	5.75%	07/15/2034	202,574
130,000	Sabra Health Care LP	3.20%	12/01/2031	108,124
320,000	Sun Communities Operating LP	2.70%	07/15/2031	264,412
280,000	VICI Properties LP / VICI Note Co., Inc.(g)	4.63%	12/01/2029	265,202
				3,948,763
Retail - 0.17%
99,000	AutoZone, Inc.	5.10%	07/15/2029	98,611
65,000	Cougar JV Subsidiary LLC(g)	8.00%	05/15/2032	67,267
107,000	Dollar General Corp.	4.25%	09/20/2024	106,600
470,000	Dollar Tree, Inc.	4.00%	05/15/2025	463,323
75,000	Ferrellgas LP / Ferrellgas Finance Corp.(g)	5.38%	04/01/2026	73,425
75,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.(g)	6.75%	01/15/2030	65,921
224,000	Home Depot, Inc.	4.95%	06/25/2034	221,751
160,000	Lowe's Cos., Inc.	5.63%	04/15/2053	155,041
75,000	Macy's Retail Holdings LLC(g)	5.88%	04/01/2029	72,853
300,000	McDonald's Corp.	4.45%	03/01/2047	251,881
80,000	Michaels Cos., Inc.(g)	5.25%	05/01/2028	64,091
40,000	Michaels Cos., Inc.(g)	7.88%	05/01/2029	25,715
125,000	O'Reilly Automotive, Inc.	5.75%	11/20/2026	126,196
70,000	Suburban Propane Partners LP/Suburban Energy Finance Corp.(g)	5.00%	06/01/2031	63,098
190,000	Victra Holdings LLC / Victra Finance Corp.(g)	7.75%	02/15/2026	189,134
				2,044,907
Semiconductors - 0.13%
459,000	Broadcom, Inc.(g)	3.42%	04/15/2033	395,881
335,000	Broadcom, Inc.(g)	3.19%	11/15/2036	265,236
200,000	Foundry JV Holdco LLC(g)	6.40%	01/25/2038	206,417
610,000	Marvell Technology, Inc.	2.95%	04/15/2031	526,402
155,000	Qorvo, Inc.(g)	3.38%	04/01/2031	133,016
				1,526,952
Software - 0.14%
70,000	AthenaHealth Group, Inc.(g)	6.50%	02/15/2030	64,511
90,000	Central Parent LLC / CDK Global II LLC / CDK Financing Co., Inc.(g)	8.00%	06/15/2029	91,455
265,000	Fiserv, Inc.	5.45%	03/15/2034	263,458
250,000	Intuit, Inc.	5.50%	09/15/2053	251,366

Principal Amount/Description		Rate	Maturity	Value
$145,000	Oracle Corp.	6.25%	11/09/2032	$153,543
95,000	Oracle Corp.	3.80%	11/15/2037	78,321
525,000	Take-Two Interactive Software, Inc.	4.95%	03/28/2028	520,275
60,000	UKG, Inc.(g)	6.88%	02/01/2031	60,794
275,000	Workday, Inc.	3.70%	04/01/2029	258,072
				1,741,795
Telecommunications - 0.20%
500,000	AT&T, Inc.	4.30%	02/15/2030	479,162
745,000	AT&T, Inc.	3.50%	09/15/2053	506,129
30,000	Frontier Communications Holdings LLC(g)	5.88%	10/15/2027	29,318
85,000	Frontier Communications Holdings LLC(g)	5.00%	05/01/2028	80,165
65,000	Frontier Communications Holdings LLC(g)	6.75%	05/01/2029	59,686
90,000	Level 3 Financing, Inc.(g)	10.50%	04/15/2029	90,225
265,000	Motorola Solutions, Inc.	5.40%	04/15/2034	262,817
265,000	T-Mobile USA, Inc.	5.15%	04/15/2034	260,558
285,000	T-Mobile USA, Inc.	3.40%	10/15/2052	194,727
100,000	Verizon Communications, Inc.	3.88%	03/01/2052	75,921
445,000	Verizon Communications, Inc.	5.50%	02/23/2054	435,934
				2,474,642
Transportation - 0.13%
185,000	Burlington Northern Santa Fe LLC	5.20%	04/15/2054	177,369
670,000	CSX Corp.	3.80%	11/01/2046	518,366
240,000	Genesee & Wyoming, Inc.(g)	6.25%	04/15/2032	239,401
500,000	Union Pacific Corp.	3.70%	03/01/2029	476,377
135,000	XPO, Inc.(g)	7.13%	06/01/2031	138,053
				1,549,566
Trucking & Leasing - 0.04%
145,000	Fortress Transportation and Infrastructure Investors LLC(g)	7.88%	12/01/2030	151,897
160,000	Penske Truck Leasing Co. Lp / PTL Finance Corp.(g)	5.75%	05/24/2026	160,468
240,000	Penske Truck Leasing Co. LP / PTL Finance Corp.(g)	4.20%	04/01/2027	233,237
				545,602

TOTAL U.S. CORPORATE BONDS
(Cost $133,316,939)				131,890,828

FOREIGN GOVERNMENT BONDS AND NOTES, SUPRANATIONALS AND FOREIGN AGENCIES - 0.07%
$200,000	Banco Nacional de Comercio Exterior SNC(h)(i)	5Y US TI + 2.00%	08/11/2031	178,327
600,000	Colombia Government International Bond	4.13%	05/15/2051	360,882
200,000	Mexico Government International Bond	6.34%	05/04/2053	189,070
300,000	Panama Government International Bond	3.87%	07/23/2060	171,790

TOTAL FOREIGN GOVERNMENT BONDS AND NOTES, SUPRANATIONALS AND FOREIGN AGENCIES
(Cost $1,246,515)				900,069

Principal Amount/Description		Rate	Maturity	Value
BANK LOANS - 0.36%(h)
India - 0.00%(a)
$2,807	Byju's 4/24 Bridge	3M CME TERM + 8.00%	04/24/2026	$2,807
5,026	Byju's 4/24 New Money TL	3M US L + 0.00%	04/24/2026	5,026
12,957	Byju's 4/24 Prepetition	3M CME TERM + 8.00%	04/24/2026	12,957
				20,790
Luxembourg - 0.08%
1,077,065	Travelport Finance Luxembourg SARL 1L, 2021, First Lien - Initial (Priority) Term Loan	3M SOFR + 8.26%, 1.00% Floor	02/28/2025	980,862

Netherlands - 0.00%(a)
450	Bright Bidco BV, First Lien	3M SOFR + 9.00%, 1.00% Floor	10/31/2027	216
5,736	Lealand Finance Company B.V., First Lien - Make-Whole Term Loan	1M SOFR + 3.00%	06/28/2024	3,011
83,560	Lealand Finance Company B.V., First Lien - Take-Back Term Loan	3M US L + 1.00%	06/30/2025	39,691
				42,918
United States - 0.28%
1,559,522	Astra Acquisition Corp., Second Lien - Initial Term Loan	3M SOFR + 8.88%	10/22/2029	410,840
538,805	Aveanna Healthcare LLC, Second Lien - Initial Term Loan	3M SOFR + 7.00%, 0.50% Floor	12/10/2029	497,721
1,630,000	Constant Contact, Inc., Second Lien - Initial Term Loan	3M SOFR + 7.50%, 0.75% Floor	02/12/2029	1,515,900
426,475	Riverbed Technology LLC, TL	6M CME TERM + 2.50%	07/01/2028	262,815
587,568	Think & Learn Private, Ltd., First Lien - B Term Loan	3M US L + 7.00%	11/05/2026	133,043
592,599	Zephyrus Capital Aviation Tl	1M US L + 4.61%	10/15/2038	547,189
				3,367,508

TOTAL BANK LOANS
(Cost $6,291,831)				4,412,078

COLLATERALIZED LOAN OBLIGATIONS - 5.35%
	AIMCO CLO
500,000	Series 2018-AA(g)(h)	3M SOFR + 2.81%	04/17/2031	501,137
	Apidos CLO XII
500,000	Series 2018-12A(g)(h)	3M SOFR + 2.86%	04/15/2031	501,389
	Apidos CLO XXIV
1,000,000	Series 2018-24A(g)(h)	3M SOFR + 6.06%	10/20/2030	993,818
	Bain Capital Credit CLO 2017-2, Ltd.
500,000	Series 2021-2A(g)(h)	3M US L + 6.50%	07/25/2034	494,845
1,000,000	Series 2021-2A(g)(h)	3M US L + 3.10%	07/25/2034	1,000,766
	Bain Capital Credit Clo 2019-4, Ltd.
500,000	Series 2022-4A(g)(h)	3M SOFR + 3.63%	04/23/2035	499,953
	Bain Capital Credit CLO 2021-2, Ltd.
500,000	Series 2021-2A(g)(h)	3M SOFR + 3.41%	07/16/2034	502,103

Principal Amount/Description		Rate	Maturity	Value
	Bain Capital Credit CLO 2022-3, Ltd.
$1,000,000	Series 2022-3A(g)(h)	3M SOFR + 7.35%	07/17/2035	$1,003,787
	Bain Capital Credit CLO 2023-3, Ltd.
500,000	Series 2023-3A(g)(h)	3M SOFR + 5.25%	07/24/2036	517,959
	Barings CLO, Ltd.
500,000	Series 2018-4A(g)(h)	3M SOFR + 6.08%	10/15/2030	502,429
	Barings CLO, Ltd. 2018-III
1,295,000	Series 2018-3A(g)(h)	3M SOFR + 6.01%	07/20/2029	1,299,411
	Barings CLO, Ltd. 2019-I
1,500,000	Series 2021-1A(g)(h)	3M SOFR + 7.12%	04/15/2035	1,513,165
	Barings CLO, Ltd. 2019-II
500,000	Series 2021-2A(g)(h)	3M US L + 3.41%	04/15/2036	499,276
	Beechwood Park CLO, Ltd.
500,000	Series 2022-1A(g)(h)	3M SOFR + 6.50%	01/17/2035	503,663
	BlueMountain CLO, Ltd.
500,000	Series 2018-3A(g)(h)	3M SOFR + 2.86%	04/20/2031	492,823
	BlueMountain Fuji US CLO II, Ltd.
1,000,000	Series 2017-2A(g)(h)	3M SOFR + 3.26%	10/20/2030	982,561
	Buttermilk Park CLO, Ltd.
1,000,000	Series 2018-1A(g)(h)	3M SOFR + 6.01%	10/15/2031	1,001,644
	Canyon Capital CLO 2016-2, Ltd.
500,000	Series 2018-2A(g)(h)	3M SOFR + 3.41%	10/15/2031	501,075
	Canyon Capital CLO 2017-1, Ltd.
500,000	Series 2021-1A(g)(h)	3M SOFR + 3.26%	07/15/2030	501,733
	Canyon Capital CLO 2019-1, Ltd.
500,000	Series 2021-1A(g)(h)	3M US L + 7.09%	04/15/2032	499,331
	Canyon Capital CLO, Ltd.
1,000,000	Series 2018-1A(g)(h)	3M SOFR + 3.01%	01/30/2031	982,797
1,500,000	Series 2018-1A(g)(h)	3M SOFR + 5.76%	01/30/2031	1,408,569
1,000,000	Series 2018-1A(g)(h)	3M US L + 5.75%	07/15/2031	990,870
500,000	Series 2018-1A(g)(h)	3M US L + 2.80%	07/15/2031	501,633
	Canyon CLO 2021-3, Ltd.
1,000,000	Series 2021-3A(g)(h)	3M SOFR + 3.31%	07/15/2034	1,003,997
	Canyon CLO 2021-4, Ltd.
1,000,000	Series 2021-4A(g)(h)	3M SOFR + 6.56%	10/15/2034	1,005,366
	Carlyle Global Market Strategies CLO 2016-3, Ltd.
1,000,000	Series 2021-3A(g)(h)	3M US L + 3.30%	07/20/2034	1,006,342
	Carlyle Global Market Strategies CLO, Ltd.
1,000,000	Series 2018-2RA(g)(h)	3M SOFR + 5.61%	05/15/2031	967,719
	Carlyle US CLO 2020-2, Ltd.
2,000,000	Series 2021-2A(g)(h)	3M SOFR + 6.96%	01/25/2035	2,017,300
	Carlyle US CLO 2021-1, Ltd.
500,000	Series 2021-1A(g)(h)	3M SOFR + 6.26%	04/15/2034	502,952
	Chenango Park CLO, Ltd.
500,000	Series 2018-1A(g)(h)	3M SOFR + 3.26%	04/15/2030	499,209
1,000,000	Series 2018-1A(g)(h)	3M SOFR + 6.06%	04/15/2030	976,028
	Cook Park CLO, Ltd.
500,000	Series 2018-1A(g)(h)	3M SOFR + 2.86%	04/17/2030	500,515
	Crown Point CLO IV, Ltd.
500,000	Series 2018-4A(g)(h)	3M SOFR + 2.16%	04/20/2031	498,674
	Dryden 57 CLO, Ltd.
500,000	Series 2018-57A(g)(h)	3M SOFR + 2.81%	05/15/2031	495,089
	Elevation CLO 2021-14, Ltd.
500,000	Series 2021-14A(g)(h)	3M SOFR + 2.56%	10/20/2034	500,509
	Elmwood CLO IX, Ltd.
500,000	Series 2021-2A(g)(h)	3M US L + 5.94%	07/20/2034	503,311

Principal Amount/Description		Rate	Maturity	Value
	Galaxy XIX CLO, Ltd.
$1,300,000	Series 2017-19A(g)(h)	3M SOFR + 6.79%	07/24/2030	$1,280,665
	Gilbert Park CLO, Ltd.
1,000,000	Series 2017-1A(g)(h)	3M SOFR + 6.66%	10/15/2030	998,448
	Goldentree Loan Management US CLO, Ltd.
500,000	Series 2018-3A(g)(h)	3M SOFR + 3.11%	04/20/2030	502,226
	Katayma CLO I, Ltd.
500,000	Series 2023-1A(g)(h)	3M CME TERM SOFR + 5.25%	10/20/2036	512,361
	Marble Point CLO XII, Ltd.
500,000	Series 2018-1A(g)(h)	3M SOFR + 3.26%	07/16/2031	489,862
	Milos CLO, Ltd.
500,000	Series 2020-1A(g)(h)	3M SOFR + 6.41%	10/20/2030	502,212
	Myers Park CLO, Ltd.
1,000,000	Series 2018-1A(g)(h)	3M SOFR + 5.76%	10/20/2030	1,005,040
	Neuberger Berman Loan Advisers CLO 37, Ltd.
500,000	Series 2021-37A(g)(h)	3M SOFR + 6.01%	07/20/2031	501,482
	Neuberger Berman Loan Advisers CLO 42, Ltd.
500,000	Series 2021-42A(g)(h)	3M SOFR + 6.21%	07/16/2035	502,712
	Neuberger Berman Loan Advisers Clo 44, Ltd.
1,000,000	Series 2021-44A(g)(h)	3M SOFR + 6.26%	10/16/2034	1,006,864
	Point Au Roche Park CLO, Ltd.
500,000	Series 2021-1A(g)(h)	3M US L + 6.13%	07/20/2034	502,563
	Rockland Park CLO, Ltd.
500,000	Series 2021-1A(g)(h)	3M US L + 6.25%	04/20/2034	503,645
	Sound Point CLO XXIII
500,000	Series 2021-2A(g)(h)	3M SOFR + 3.56%	07/15/2034	491,613
	Sound Point CLO XXIV
1,375,000	Series 2021-3A(g)(h)	3M SOFR + 6.98%	10/25/2034	1,164,479
500,000	Series 2021-3A(g)(h)	3M CME TERM SOFR + 3.76%	10/25/2034	487,845
	Sound Point CLO XXVI, Ltd.
500,000	Series 2021-1A(g)(h)	3M US L + 3.35%	07/20/2034	490,848
	Sound Point CLO XXVIII, Ltd.
1,000,000	Series 2020-3A(g)(h)	3M US L + 6.90%	01/25/2032	1,010,707
	Sound Point CLO XXXII, Ltd.
500,000	Series 2021-4A(g)(h)	3M SOFR + 3.66%	10/25/2034	488,380
500,000	Series 2021-4A(g)(h)	3M SOFR + 6.96%	10/25/2034	459,035
	Stewart Park CLO, Ltd.
500,000	Series 2018-1A(g)(h)	3M SOFR + 2.86%	01/15/2030	497,279
	THL Credit Wind River 2017-1 CLO, Ltd.
1,400,000	Series 2021-1A(g)(h)	3M US L + 3.91%	04/18/2036	1,390,681
	THL Credit Wind River 2017-3 CLO, Ltd.
500,000	Series 2021-3A(g)(h)	3M US L + 7.08%	04/15/2035	488,873
	THL Credit Wind River 2018-3 CLO, Ltd.
2,000,000	Series 2018-3A(g)(h)	3M SOFR + 3.21%	01/20/2031	2,005,612
	THL Credit Wind River 2019-1 CLO, Ltd.
1,150,000	Series 2021-1A(g)(h)	3M SOFR + 3.71%	07/20/2034	1,113,908
	THL Credit Wind River CLO, Ltd.
500,000	Series 2018-1A(g)(h)	2.90% - 3M US L	07/15/2030	501,420
2,000,000	Series 2018-1A(g)(h)	5.50% - 3M US L	07/15/2030	1,955,430
1,000,000	Series 2018-1A(g)(h)	3M US L + 3.00%	07/18/2031	982,507
1,000,000	Series 2018-2A(g)(h)	3M SOFR + 6.01%	07/15/2030	958,868

Principal Amount/Description		Rate	Maturity	Value
$1,000,000	Series 2018-3A(g)(h)	3M SOFR + 6.48%	10/22/2031	$902,743
	Upland CLO, Ltd.
500,000	Series 2018-1A(g)(h)	3M SOFR + 3.16%	04/20/2031	501,585
	Vibrant Clo III, Ltd.
1,050,000	Series 2018-3A(g)(h)	3M SOFR + 3.76%	10/20/2031	1,047,760
	Voya CLO 2017-2
1,000,000	Series 2017-2A(g)(h)	3M SOFR + 6.28%	06/07/2030	979,473
	Voya CLO 2020-1, Ltd.
1,000,000	Series 2021-1A(g)(h)	3M CME TERM SOFR + 6.61%	07/16/2034	1,002,704
	Voya CLO 2022-3, Ltd.
1,000,000	Series 2023-3A(g)(h)	3M CME TERM SOFR + 4.50%	10/20/2036	1,016,174
	Voya CLO, Ltd.
500,000	Series 2018-1A(g)(h)	3M SOFR + 3.06%	04/18/2031	501,658
1,000,000	Series 2018-2A(g)(h)	3M SOFR + 3.01%	07/15/2031	993,568
1,000,000	Series 2018-2A(g)(h)	3M SOFR + 5.51%	07/15/2031	944,775
500,000	Series 2018-3A(g)(h)	3M SOFR + 6.46%	10/20/2031	478,786
500,000	Series 2018-4A(g)(h)	3M SOFR + 6.21%	07/14/2031	464,172
	Webster Park CLO, Ltd.
1,000,000	Series 2018-1A(g)(h)	5.50% - 3M US L	07/20/2030	997,879
	Wellfleet CLO 2021-1, Ltd.
1,000,000	Series 2021-1A(g)(h)	3M CME TERM SOFR + 6.87%	04/20/2034	969,555
	Wind River 2013-1 CLO, Ltd.
500,000	Series 2017-1A(g)(h)	3M SOFR + 3.91%	07/20/2030	501,040
	Wind River 2014-3 CLO, Ltd.
1,500,000	Series 2018-3A(g)(h)	3M SOFR + 3.66%	10/22/2031	1,472,491
	Wind River 2021-2 CLO, Ltd.
500,000	Series 2021-2A(g)(h)	3M SOFR + 6.69%	07/20/2034	467,257

TOTAL COLLATERALIZED LOAN OBLIGATIONS
(Cost $64,497,685)				64,710,933

EQUITY - LINKED NOTES - 0.00%(a)
263,093	Inverpamplona SA(b)(c)(l)	0.00%	12/30/2028	–

TOTAL EQUITY - LINKED NOTES
(Cost $11,250)				–

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 17.48%
	Aaset 2021-2 Trust
392,476	Series 2021-2A(g)	3.54%	12/15/2028	329,546
	AASET 2024-1
500,000	Series 2024-1A(g)	6.26%	05/16/2031	499,831
	ABFC Trust
2,433,315	Series 2007-WMC1(h)	1M SOFR + 1.36%	06/25/2037	1,712,556
	Alen Mortgage Trust
1,107,000	Series 2021-ACEN(g)(h)	1M SOFR + 4.11%	04/15/2026	562,177
	AMSR
5,100,000	Series 2020-SFR3(g)	4.99%	09/17/2025	4,962,452
5,000,000	Series 2021-SFR1(g)	4.61%	06/17/2028	4,322,689
	Arbor Realty Commercial Real Estate Notes, Ltd.
194,244	Series 2021-FL3(g)(h)	1M CME TERM SOFR + 1.18%	07/15/2026	192,555
1,100,000	Series 2022-FL1(g)(h)	30D US SOFR + 2.30%	01/15/2027	1,073,286

Principal Amount/Description		Rate	Maturity	Value
	AREIT, Ltd.
$220,000	Series 2024-CRE9(g)(h)	1M CME TERM SOFR + 2.54%	02/17/2029	$220,396
700,000	Series 2024-CRE9(g)(h)	1M CME TERM SOFR + 4.29%	02/17/2029	699,069
	BANK
10,291,000	Series 2018-BN12(g)(h)(m)	1.50%	05/15/2061	462,125
165,000	Series 2022-BNK39(g)	2.50%	01/15/2032	100,738
660,000	Series 2022-BNK39	3.18%	01/15/2032	559,364
	BANK 2019-BNK23
330,000	Series 2019-BN23	2.92%	12/15/2052	292,198
	BANK 2020-BNK27
16,875,000	Series 2020-BN27(g)(h)(m)	0.83%	04/15/2030	584,786
	BANK 2021-BNK35
316,000	Series 2021-BN35	2.29%	07/15/2031	259,958
	BANK 2021-BNK37
381,000	Series 2021-BN37(h)	3.21%	11/15/2031	294,528
	Bank of America Merrill Lynch Commercial Mortgage Trust 2016-UBS10
1,090,000	Series 2016-UB10(h)	4.99%	05/15/2026	1,029,088
	BANK5
296,000	Series 2024-5YR7	5.79%	05/15/2029	300,377
	BBCMS Mortgage Trust
519,000	Series 2022-C17	4.44%	08/15/2032	490,633
350,000	Series 2024-5C27	5.55%	10/15/2028	352,911
5,542,000	Series 2024-5C27(g)(h)(m)	2.97%	06/15/2029	642,683
	BBCMS Trust
3,000,000	Series 2018-CBM(g)(h)	1M SOFR + 3.85%	07/15/2037	2,712,716
	Benchmark Mortgage Trust
9,310,055	Series 2018-B2(h)(m)	0.59%	01/15/2028	107,262
600,000	Series 2018-B2(h)	4.43%	01/15/2028	499,804
20,170,452	Series 2018-B4(h)(m)	0.60%	06/15/2028	279,121
1,589,000	Series 2018-B4(g)(h)	2.90%	07/17/2051	1,210,801
1,130,000	Series 2019-B9(h)	4.97%	01/15/2029	928,212
522,000	Series 2020-B18(g)	4.14%	08/15/2025	482,379
1,510,000	Series 2021-B31(g)	2.25%	11/15/2031	772,324
592,000	Series 2022-B32(h)	3.53%	01/15/2032	488,079
300,000	Series 2024-V7	5.77%	04/15/2029	304,150
	BF Mortgage Trust
705,000	Series 2019-NYT(g)(h)	1M SOFR + 3.05%	12/15/2035	446,351
	Blackbird Capital II Aircraft Lease, Ltd.
1,104,696	Series 2021-1A(g)	3.47%	07/15/2028	968,093
	BMO Mortgage Trust
7,951,000	Series 2022-C1(g)(h)(m)	1.89%	02/15/2032	857,937
249,144	Series 2023-C5	5.74%	02/15/2028	247,902
	BRSP, Ltd.
260,898	Series 2021-FL1(g)(h)	1M CME TERM SOFR + 1.26%	08/19/2038	258,258
	BSPRT Issuer, Ltd.
300,000	Series 2023-FL10(g)(h)	1M CME TERM SOFR + 3.27%	08/15/2028	299,456
	BX Commercial Mortgage Trust
1,000,000	Series 2019-IMC(g)(h)	1M SOFR + 2.01%	04/15/2034	973,989
	BX Trust
636,000	Series 2019-OC11(g)(h)	4.08%	12/09/2029	563,833
2,406,000	Series 2019-OC11(g)(h)	4.08%	12/06/2041	2,043,057
	Cantor Commercial Real Estate Lending
1,113,000	Series 2019-CF1(g)(h)	4.12%	04/15/2024	447,696

Principal Amount/Description		Rate	Maturity	Value
	Carbon Capital VI Commercial Mortgage Trust
$995,228	Series 2019-FL2(g)(h)	1M SOFR + 2.96%	10/15/2035	$866,843
	Carvana Auto Receivables Trust
5,300	Series 2021-N1(g)	0.00%	01/10/2028	545,138
5,250	Series 2021-N2(g)	0.00%	03/10/2028	471,502
	Cascade MH Asset Trust
4,601,000	Series 2019-MH1(g)(h)	5.99%	10/25/2024	4,307,065
	Castlelake Aircraft Securitization Trust
3,324,241	Series 2018-1(g)	6.63%	06/15/2043	1,068,999
	Castlelake Aircraft Structured Trust
2,750,000	Series 2019-1A(g)	0.00%	04/15/2039	107,250
	Castlelake Aircraft Structured Trust 2021-1
1,108,283	Series 2021-1A(g)	7.00%	10/15/2026	927,192
	Cathedral Lake VIII, Ltd.
1,000,000	Series 2021-8A(g)(h)	3M SOFR + 2.88%	01/20/2035	1,003,882
1,000,000	Series 2021-8A(g)(h)	3M SOFR + 3.68%	01/20/2035	1,002,709
	CFCRE Commercial Mortgage Trust
432,966	Series 2016-C6	2.95%	08/10/2026	412,018
2,041,105	CGCMT 2014-GC25 XA		10/10/2047	143
	CIFC Funding 2019-III, Ltd.
650,000	Series 2021-3A(g)(h)	3M SOFR + 7.06%	10/16/2034	654,491
	CIFC Funding, Ltd.
500,000	Series 2021-4A(g)(h)	3M US L + 5.95%	07/15/2033	503,559
	Citigroup Commercial Mortgage Trust
866,000	Series 2015-GC27(g)(h)	4.42%	01/10/2025	780,205
400,000	Series 2015-GC31(h)	4.05%	06/10/2025	288,003
225,000	Series 2019-GC41	3.20%	08/10/2029	188,957
1,433,000	Series 2020-555(g)(h)	3.62%	12/10/2041	1,006,437
546,000	Series 2022-GC48(h)	4.74%	05/15/2032	523,425
	Citigroup Mortgage Loan Trust
582,913	Series 2006-WF1(n)	4.56%	03/25/2036	273,665
	Cold Storage Trust
393,196	Series 2020-ICE5(g)(h)	1M CME TERM SOFR + 1.76%	11/15/2023	391,982
982,991	Series 2020-ICE5(g)(h)	1M CME TERM SOFR + 2.21%	11/15/2023	980,084
	Cologix Data Centers US Issuer LLC
2,800,000	Series 2021-1A(g)	5.99%	12/28/2026	2,509,535
2,538,705	COMM 2015-CR22 XA		03/10/2048	5,190
	Commercial Mortgage Pass-Through Certificates
7,398,316	Series 2014-UBS4(g)	3.75%	08/10/2024	338,059
11,000	Series 2014-UBS4(g)(h)	0.00%	08/10/2047	1
4,007,002	Series 2015-CR26(h)(m)	0.93%	09/10/2025	26,338
	CSAB Mortgage-Backed Trust
8,781,274	Series 2006-2(n)	6.20%	09/25/2036	588,193
117,669	Series 2007-1(h)	5.90%	05/25/2037	26,484
4,668,225	CSAIL 2015-C1 XA		04/15/2050	8,016
	CSAIL Commercial Mortgage Trust
490,000	Series 2016-C6(h)	5.08%	04/15/2026	437,693
	CSMC
832,000	Series 2021-B33(g)(h)	3.77%	10/10/2031	688,942

Principal Amount/Description		Rate	Maturity	Value
	CSMC Trust
$370,000	Series 2017-PFHP(g)(h)	1M CME TERM SOFR + 1.00%	12/15/2019	$356,834
	DBJPM 16-C1 Mortgage Trust
1,309,000	Series 2016-C1(h)	3.33%	05/12/2049	1,154,614
	Diamond Infrastructure Funding LLC
2,000,000	Series 2021-1A(g)	3.48%	12/20/2026	1,804,696
	DOLP Trust
500,000	Series 2021-NYC(g)(h)	3.70%	05/10/2031	366,193
	Dryden 38 Senior Loan Fund
1,000,000	Series 2018-38A(g)(h)	3M SOFR + 5.86%	07/15/2030	926,866
	Dryden 40 Senior Loan Fund
1,000,000	Series 2018-40A(g)(h)	3M SOFR + 6.01%	08/15/2031	923,596
500,000	Series 2018-40A(g)(h)	3M SOFR + 3.36%	08/15/2031	501,144
	Dryden 45 Senior Loan Fund
1,250,000	Series 2018-45A(g)(h)	3M CME TERM SOFR + 6.11%	10/15/2030	1,169,606
	Fannie Mae-Aces
22,702,739	Series 2019-M12(h)(m)	0.68%	06/25/2029	345,299
14,042,711	Series 2019-M24(h)(m)	1.15%	03/25/2031	735,817
35,746,732	Series 2019-M7(h)(m)	0.35%	04/25/2029	468,690
27,486,239	Series 2020-M10(h)(m)	0.82%	12/25/2027	359,226
47,364,863	Series 2020-M10(h)(m)	0.87%	07/25/2032	1,967,982
13,189,947	Series 2020-M13(h)(m)	1.30%	09/25/2030	537,362
348,413,818	Series 2021-M17(h)(m)	0.16%	07/25/2031	1,470,794
	FirstKey Homes
1,100,000	Series 2020-SFR1(g)	4.28%	08/19/2037	1,064,080
2,673,354	Series 2022-SFR1(g)	4.15%	05/17/2027	2,578,499
	FMC GMSR Issuer Trust
6,000,000	Series 2021-GT1(g)(h)	4.36%	07/25/2026	5,225,377
5,000,000	Series 2021-GT2(g)(h)	4.44%	10/25/2026	4,346,479
42,927,128	FNA 2021-M23 X1		11/01/2031	789,164
	FREMF Mortgage Trust
890,367	Series 2015-KF07(g)(h)	30D US SOFR + 5.06%	02/25/2025	885,880
887,222	Series 2016-KF25(g)(h)	30D US SOFR + 5.11%	05/25/2024	885,662
752,051	Series 2018-KF56(g)(h)	30D US SOFR + 5.91%	11/25/2028	661,262
1,497,062	Series 2019-KF71(g)(h)	30D US SOFR + 6.11%	10/25/2029	1,440,059
	FRTKL
4,050,000	Series 2021-SFR1(g)	4.11%	09/17/2026	3,632,508
	Ginnie Mae Strip
7,027,195	Series 2020-3(m)	1.40%	09/16/2045	506,338
	Great Wolf Trust
820,000	Series 2024-WOLF(g)(h)	1M CME TERM SOFR + 3.64%	03/15/2029	824,303
	Greystone CRE Notes, Ltd.
950,000	Series 2021-FL3(g)(h)	1M CME TERM SOFR + 2.31%	07/15/2039	922,514
	GS Mortgage Securities Corp. Trust
1,000,000	Series 2018-RIVR(g)(h)	1M SOFR + 1.85%	07/15/2035	17,587
1,111,000	Series 2021-ARDN(g)(h)	1M SOFR + 6.05%	11/15/2026	1,095,916
	GS Mortgage Securities Trust
232,468	Series 2011-GC5(g)(h)(m)	1.95%	08/10/2044	2
2,417,000	Series 2014-GC26(g)(h)	4.51%	11/10/2047	1,485,750
1,110,000	Series 2015-GC28(g)(h)	4.45%	02/10/2048	1,020,107
6,734,890	Series 2015-GS1(h)(m)	0.77%	11/10/2025	51,804

Principal Amount/Description		Rate	Maturity	Value
$828,000	Series 2018-GS10(h)	4.51%	07/10/2028	$726,379
1,954,000	Series 2018-TWR(g)(h)	1M US L + 3.92%	07/15/2031	41,034
636,000	Series 2020-GC45(h)	3.41%	12/13/2029	541,289
	GSAA Home Equity Trust
1,827,317	Series 2006-13(h)	6.04%	07/25/2036	541,074
439,274	Series 2006-18(n)	6.18%	11/25/2036	105,639
136,074	Series 2006-6(h)	5.69%	03/25/2036	37,502
791,519	Series 2007-2(n)	6.60%	03/25/2037	178,947
	GSCG Trust
675,000	Series 2019-600C(g)(h)	3.99%	09/06/2024	3,372
	Hardee's Funding LLC
942,500	Series 2018-1A(g)	5.71%	06/20/2028	900,991
	HGI CRE CLO, Ltd.
1,000,000	Series 2021-FL1(g)(h)	1M CME TERM SOFR + 2.46%	06/16/2036	949,796
	Highbridge Loan Management 4-2014, Ltd.
500,000	Series 2018-2014(g)(h)	3M SOFR + 5.81%	01/28/2030	501,438
	Hilton USA Trust
900,000	Series 2016-SFP(g)	2.83%	11/05/2035	785,109
	HSI Asset Securitization Corp. Trust
5,440,114	Series 2006-HE1(h)	1M SOFR + 0.39%	10/25/2036	1,702,803
1,184,872	Series 2007-NC1(h)	1M SOFR + 0.29%	04/25/2037	788,488
	HTL Commercial Mortgage Trust
300,000	Series 2024-T53(g)(h)	6.07%	05/10/2027	299,729
	ITE Rail Fund Levered LP
662,057	Series 2021-3A(g)	2.21%	06/28/2027	601,059
	J.P. Morgan Chase Commercial Mortgage Securities Trust
2,092,000	Series 2018-AON(g)(h)	4.61%	07/05/2031	618,708
763,684	Series 2019-MFP(g)(h)	1M CME TERM SOFR + 1.71%	07/15/2021	758,134
	JP Morgan BB Commercial Mortgage Securities Trust
2,086,000	Series 2014-C23(g)(h)	3.36%	11/18/2048	1,613,147
3,744,808	Series 2015-C28(h)(m)	1.05%	03/15/2025	11,455
7,023,530	Series 2015-C30(h)(m)	0.56%	07/15/2025	21,586
2,648,397	Series 2015-C31(h)(m)	0.96%	08/15/2025	17,544
	JP Morgan Chase Commercial Mortgage Securities Trust
235,000	Series 2019-UES(g)	4.34%	05/05/2032	219,822
1,135,000	Series 2019-UES(g)(h)	4.45%	05/05/2032	1,065,276
	JP Morgan Mortgage Acquisition Corp.
166,120	Series 2006-CH2(n)	5.46%	09/25/2029	99,259
	JP Morgan Mortgage Acquisition Trust
3,307,265	Series 2006-RM1(h)	1M SOFR + 0.59%	08/25/2036	1,437,547
	JPMBB Commercial Mortgage Securities Trust
14,749,688	Series 2014-C24(h)(m)	0.95%	09/17/2047	5,192
	JPMCC Commercial Mortgage Securities Trust
486,000	Series 2017-JP7(h)	3.77%	07/15/2027	413,148
	Kestrel Aircraft Funding, Ltd.
281,151	Series 2018-1A(g)	4.25%	10/15/2025	265,128
	Laurel Road Prime Student Loan Trust
13,244,210	Series 2020-A(g)	0.00%	11/25/2050	1,174,232

Principal Amount/Description		Rate	Maturity	Value
	LCM 28, Ltd.
$1,000,000	Series 2018-28A(g)(h)	3M SOFR + 6.01%	10/20/2030	$877,964
	LCM Loan Income Fund I Income Note Issuer, Ltd.
500,000	Series 2018-27A(g)(h)	3M SOFR + 5.86%	07/16/2031	416,841
	LCM XIV LP
1,000,000	Series 2018-14A(g)(h)	3M SOFR + 3.01%	07/20/2031	980,068
750,000	Series 2018-14A(g)(h)	3M SOFR + 5.76%	07/20/2031	607,844
	LCM XVII LP
1,000,000	Series 2018-17A(g)(h)	3M SOFR + 6.26%	10/15/2031	813,406
	LoanCore Issuer, Ltd.
625,000	Series 2021-CRE5(g)(h)	1M CME TERM SOFR + 2.46%	07/15/2036	603,409
	LSTAR Commercial Mortgage Trust
1,150,000	Series 2017-5(g)(h)	4.82%	03/10/2027	900,099
	MACH 1 Cayman, Ltd.
806,257	Series 2019-1(g)	3.47%	08/15/2026	736,049
	Madison Park Funding XLV, Ltd.
600,000	Series 2021-45A(g)(h)	3M SOFR + 6.61%	07/15/2034	605,338
	Madison Park Funding XXXVIII, Ltd.
1,000,000	Series 2021-38A(g)(h)	3M SOFR + 6.26%	07/17/2034	1,009,246
	Master Asset Backed Securities Trust
3,811,885	Series 2006-NC3(h)	1M US L + 0.21%	10/25/2036	1,885,374
	Med Trust
1,174,364	Series 2021-MDLN(g)(h)	1M CME TERM SOFR + 1.91%	11/15/2023	1,175,226
	Merrill Lynch Mortgage Investors Trust
9,798,540	Series 2006-RM3(h)	1M SOFR + 0.59%	06/25/2037	2,099,496
	MetroNet Infrastructure Issuer LLC
1,000,000	Series 2023-1A(g)	8.01%	02/20/2028	1,017,789
300,000	MF1 2024-FL15 A		08/19/2041	299,250
	MF1 LLC
300,000	Series 2023-FL12(g)(h)	1M CME TERM SOFR + 3.18%	09/19/2028	301,714
1,000,000	Series 2023-FL12(g)(h)	1M CME TERM SOFR + 3.78%	10/19/2028	1,007,130
300,000	Series 2024-FL14(g)(h)	1M CME TERM SOFR + 2.24%	03/19/2039	299,860
	MF1 Multifamily Housing Mortgage Loan Trust
1,000,000	Series 2024-FL15(g)(h)	1M CME TERM SOFR + 4.04%	08/18/2041	997,500
	MF1, Ltd.
300,000	Series 2021-FL7(g)(h)	1M CME TERM SOFR + 1.86%	10/16/2036	291,024
	MFT Trust
2,010,000	Series 2020-ABC(g)(h)	3.48%	02/10/2030	846,585
	Morgan Stanley Bank of America Merrill Lynch Trust
822,000	Series 2015-C21(h)	4.26%	02/15/2025	706,728
	Morgan Stanley Capital I Trust
1,052,483	Series 2016-UB11 XA(h)(m)	1.57%	08/15/2026	24,408
765,000	Series 2018-H4(g)	3.00%	12/15/2028	594,004
1,117,000	Series 2018-L1(h)	4.94%	10/15/2028	1,019,063
750,000	Series 2019-H7	4.13%	07/15/2029	656,286
826,000	Series 2021-L6(h)	3.58%	07/15/2031	639,725

Principal Amount/Description		Rate	Maturity	Value
$10,249,000	Series 2021-L7(g)(h)(m)	1.04%	10/15/2031	$566,421
	Morgan Stanley Mortgage Loan Trust
323,567	Series 2007-3XS(n)	6.20%	01/25/2047	115,166
	Mosaic Solar Loan Trust
48,388	Series 2017-1A(g)	4.45%	06/20/2042	46,393
214,059	Series 2018-1A(g)	4.01%	08/20/2030	197,328
334,709	Series 2020-2A(g)	3.00%	06/20/2025	308,866
	MVW 2021-1W LLC
381,471	Series 2021-1WA(g)	1.94%	01/22/2041	354,022
442,506	Series 2021-1WA(g)	3.17%	01/22/2041	407,642
	Navient Private Education Refi Loan Trust
376,463	Series 2018-A(g)	3.68%	11/17/2025	359,236
	NJ Trust
275,000	Series 2023-GSP(g)(h)	6.70%	01/06/2029	283,872
	Octagon Investment Partners 20-R, Ltd.
1,500,000	Series 2019-4A(g)(h)	3M SOFR + 7.06%	05/12/2031	1,483,308
	Octagon Investment Partners 26, Ltd.
1,000,000	Series 2018-1A(g)(h)	3M SOFR + 8.35%	07/15/2030	751,183
	Octagon Investment Partners 37, Ltd.
500,000	Series 2018-2A(g)(h)	3M US L + 2.85%	07/25/2030	497,044
	Octagon Investment Partners 40, Ltd.
500,000	Series 2021-1A(g)(h)	3M SOFR + 7.26%	01/20/2035	483,349
	Octagon Investment Partners 42, Ltd.
1,000,000	Series 2021-3A(g)(h)	3M SOFR + 7.01%	07/15/2034	994,433
	Octagon Investment Partners 46, Ltd.
1,000,000	Series 2021-2A(g)(h)	3M SOFR + 6.86%	07/15/2036	917,373
	Octagon Investment Partners XVI, Ltd.
500,000	Series 2018-1A(g)(h)	3M US L + 3.00%	07/17/2030	496,505
1,000,000	Series 2018-1A(g)(h)	3M US L + 5.75%	07/17/2030	942,332
	Octagon Investment Partners XXI, Ltd.
1,000,000	Series 2019-1A(g)(h)	3M SOFR + 7.26%	02/14/2031	994,262
	Octagon Investment Partners XXII, Ltd.
500,000	Series 2018-1A(g)(h)	3M SOFR + 5.71%	01/22/2030	489,539
	OHA Credit Funding 3, Ltd.
2,000,000	Series 2021-3A(g)(h)	3M SOFR + 6.51%	07/02/2035	2,011,195
	OHA Credit Funding 5, Ltd.
2,000,000	Series 2020-5A(g)(h)	3M SOFR + 6.51%	04/18/2033	2,017,429
	Pagaya AI Debt Selection Trust
155,818	Series 2021-2(g)	3.00%	01/25/2029	152,335
2,000,000	Series 2021-5(g)	0.00%	08/15/2029	105,336
	Pagaya AI Debt Trust
1,249,989	Series 2023-5(g)	9.10%	04/15/2031	1,281,738
	PAGAYA AI Debt Trust
346,228	Series 2022-2(g)(h)	5.80%	01/15/2030	345,719
	People's Choice Home Loan Securities Trust
5,000,000	Series 2005-4(h)	1M US L + 0.65%	12/25/2035	3,223,976
	Progress Residential
2,500,000	Series 2021-SFR3(g)	4.75%	05/17/2026	2,310,055

Principal Amount/Description		Rate	Maturity	Value
	Progress Residential
$6,900,000	Series 2021-SFR8(g)	4.01%	10/17/2026	$6,179,965
5,000,000	Series 2024-SFR2(g)(h)	3.65%	04/17/2029	4,293,130
	Ready Capital Mortgage Financing LLC
1,000,000	Series 2022-FL10(g)(h)	1M CME TERM SOFR + 4.27%	07/25/2027	992,212
900,000	Series 2023-FL12(g)(h)	1M CME TERM SOFR + 4.55%	04/25/2027	898,690
	Retained Vantage Data Centers Issuer LLC
2,500,000	Series 2023-1A(g)	5.75%	09/15/2028	2,379,957
	RR 2, Ltd.
1,000,000	Series 2021-2A(g)(h)	3M SOFR + 6.06%	04/15/2036	1,005,865
	RR 6, Ltd.
1,000,000	Series 2021-6A(g)(h)	3M SOFR + 6.11%	04/15/2036	970,697
	Sapphire Aviation Finance I, Ltd.
1,075,204	Series 2018-1A(g)	5.93%	03/15/2025	889,256
	Sapphire Aviation Finance II, Ltd.
306,654	Series 2020-1A(g)	3.23%	03/15/2027	282,081
	Signal Rail I LLC
446,267	Series 2021-1(g)	2.23%	08/17/2028	393,289
	SLG Office Trust
860,000	Series 2021-OVA(g)	2.85%	07/15/2031	650,401
	SMB Private Education Loan Trust
128,241	Series 2018-B(g)(h)	1M SOFR + 0.83%	08/15/2027	127,819
968	Series 2021-A(g)	0.00%	01/15/2053	2,024,247
	Sofi Alternative Consumer Loan Program
50,000	Series 2021-2(g)	0.00%	08/15/2030	317,618
	Sofi Professional Loan Program Trust
80,000	Series 2018-C(g)	0.00%	01/25/2048	622,009
	Sofi Professional Loan Program, LLC
32,412	Series 2018-A(g)	0.00%	02/25/2042	305,382
	SoFi Professional Loan Program, LLC
300,000	Series 2017-D(g)	3.61%	09/25/2040	273,801
	Sprite, Ltd.
315,065	Series 2021-1(g)	3.75%	10/15/2028	296,200
	Start, Ltd.
429,455	Series 2018-1(g)	4.09%	05/15/2025	408,362
	Subway Funding LLC
250,000	Series 2024-1A(g)	6.51%	07/30/2034	255,395
	Sunnova Helios VII Issuer LLC
1,045,205	Series 2021-C(g)	2.63%	10/20/2028	638,762
	Sunnova Sol III Issuer LLC
1,238,516	Series 2021-1(g)	2.58%	04/30/2031	1,020,045
	Sunnova Sol Issuer LLC
869,080	Series 2020-1A(g)	3.35%	01/30/2030	746,352
	Switch ABS Issuer LLC
1,000,000	Series 2024-2A(g)	5.44%	06/25/2029	971,601
1,000,000	Series 2024-2A(g)	10.03%	06/25/2029	1,005,662
	Thunderbolt Aircraft Lease, Ltd.
259,680	Series 2017-A(g)(n)	6.21%	04/15/2024	258,507
	Thunderbolt II Aircraft Lease, Ltd.
4,464,286	Series 2018-A(g)(n)	5.07%	09/15/2038	3,172,933

Principal Amount/Description		Rate	Maturity	Value
	TIF Funding II LLC
$291,250	Series 2021-1A(g)	1.65%	02/20/2046	$253,481
	Tricon Residential
3,700,000	Series 2021-SFR1(g)	4.13%	07/17/2026	3,377,097
	Trimaran Cavu 2019-1, Ltd.
1,700,000	Series 2019-1A(g)(h)	3M SOFR + 4.41%	07/20/2032	1,709,970
	TRTX Issuer, Ltd.
301,321	Series 2021-FL4(g)(h)	1M SOFR + 1.31%	03/15/2038	298,823
	UBS Commercial Mortgage Trust
31,908,500	Series 2017-C3(h)(m)	0.54%	08/15/2050	423,582
650,000	Series 2017-C4(h)	4.24%	09/15/2027	594,686
1,099,000	Series 2018-C8(h)	4.84%	02/15/2028	940,116
928,000	Series 2018-C9(h)	5.11%	03/15/2028	696,732
	UBS-Barclays Commercial Mortgage Trust
1,618,000	Series 2013-C5(g)(h)	4.08%	03/12/2046	1,218,298
	Upstart Pass-Through Trust
51,423	Series 2021-ST1(g)	2.75%	02/20/2027	51,289
116,647	Series 2021-ST2(g)	2.50%	04/20/2027	115,265
	Upstart Securitization Trust
2,000	Series 2021-2	0.00%	06/20/2031	151,782
	US Auto Funding 2021-1
711,357	Series 2021-1A(g)	2.20%	05/15/2026	659,417
	Vault DI Issuer LLC
750,000	Series 2021-1A(g)	2.80%	07/15/2026	668,937
	Velocity Commercial Capital Loan Trust
192,627	Series 2018-2(g)(h)	4.05%	09/25/2024	183,874
432,217	Series 2019-1(g)(h)	3.94%	01/25/2027	388,378
214,242	Series 2019-1(g)(h)	4.01%	07/25/2027	188,319
168,623	Series 2019-1(g)(h)	4.12%	11/25/2027	145,192
1,315,113	Series 2021-2(g)(h)	4.92%	12/25/2030	939,972
	VOLT XCVI LLC
4,081,086	Series 2021-NPL5(g)(n)	4.83%	03/27/2051	3,795,724
	Wachovia Bank Commercial Mortgage Trust
822	Series 2006-C29(h)(m)	0.49%	11/15/2048	3
	WAVE LLC
1,230,256	Series 2019-1(g)	7.00%	09/15/2044	434,384
	WB Commercial Mortgage Trust
294,000	Series 2024-HQ(g)(h)	6.13%	03/15/2028	294,838
	Wells Fargo Commercial Mortgage Trust
1,245,000	Series 2015-NXS4(h)	3.83%	11/15/2025	1,118,956
1,000,000	Series 2016-C33(g)	3.12%	03/15/2059	826,722
5,628,945	Series 2016-C37(g)(h)(m)	1.60%	12/15/2049	178,163
1,100,000	Series 2018-C45	4.73%	06/15/2028	1,028,803
134,000	Series 2020-C55	3.14%	02/15/2030	111,051
830,000	Series 2021-C61	3.31%	07/15/2031	633,486
	WFRBS Commercial Mortgage Trust
176,642	Series 2013-C14	3.49%	06/15/2046	169,332
	WF-RBS Commercial Mortgage Trust
1,062,627	Series 2014-C21(h)(m)	0.98%	08/15/2047	65
2,398,288	Series 2014-C22(h)(m)	0.87%	09/15/2057	900
	Willis Engine Structured Trust V
771,147	Series 2020-A(g)	3.23%	03/15/2028	704,528

Principal Amount/Description		Rate	Maturity	Value
	Willis Engine Structured Trust VI
$1,793,476	Series 2021-A(g)	7.39%	05/15/2046	$1,722,580

TOTAL NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $262,846,538)				211,666,669

U.S. GOVERNMENT BONDS AND NOTES - 16.16%
5,000,000	U.S. Treasury Bill(l)	0.00%	10/01/2024	4,933,492
6,350,000	U.S. Treasury Bonds	0.63%	05/15/2030	5,134,322
25,850,000	U.S. Treasury Bonds	0.88%	11/15/2030	20,914,770
34,300,000	U.S. Treasury Bonds	1.13%	05/15/2040	21,119,957
21,100,000	U.S. Treasury Bonds	1.13%	08/15/2040	12,855,340
11,400,000	U.S. Treasury Bonds	1.88%	02/15/2041	7,804,770
42,350,000	U.S. Treasury Bonds	1.75%	08/15/2041	27,996,493
27,400,000	U.S. Treasury Bonds	1.25%	05/15/2050	13,585,477
29,200,000	U.S. Treasury Bonds	1.38%	08/15/2050	14,948,461
16,400,000	U.S. Treasury Bonds	1.88%	02/15/2051	9,580,547
48,000,000	U.S. Treasury Notes	0.75%	03/31/2026	44,770,312
2,800,000	U.S. Treasury Notes	0.75%	01/31/2028	2,458,859
11,950,000	U.S. Treasury Notes	0.63%	08/15/2030	9,579,606

TOTAL U.S. GOVERNMENT BONDS AND NOTES
(Cost $195,042,013)				195,682,406

MORTGAGE-BACKED SECURITIES - 3.08%
	Fannie Mae Pool
2,878,689	Series 2021-	2.50%	08/01/2051	2,395,355
2,527,873	Series 2023-	2.50%	03/01/2052	2,098,608
2,446,614	Series 2023-	2.50%	04/01/2052	2,024,853
1,348,182	Series 2023-	6.00%	05/01/2053	1,360,247
2,067,604	Series 2023-	6.00%	10/01/2053	2,087,323
1,454,000	Series 2024-	6.00%	06/01/2054	1,465,170
	Freddie Mac Pool
1,579,081	Series 2021-	2.00%	05/01/2051	1,244,560
2,244,974	Series 2022-	4.50%	09/01/2052	2,118,796
933,388	Series 2023-	2.00%	02/01/2052	744,651
1,451,568	Series 2023-	5.50%	04/01/2053	1,453,950
1,536,086	Series 2023-	5.00%	05/01/2053	1,495,368
2,077,218	Series 2023-	5.00%	06/01/2053	2,033,692
1,900,133	Series 2023-	5.00%	07/01/2053	1,853,010
3,529,211	Series 2023-	5.50%	08/01/2053	3,504,333
1,394,041	Series 2023-	6.00%	11/01/2053	1,417,473
2,143,443	Series 2024-	5.50%	02/01/2054	2,141,452
986,595	Series 2024-	6.00%	04/01/2054	995,731
	Ginnie Mae I Pool
2,900,138	Series 2012-	3.50%	09/15/2042	2,658,119
	Ginnie Mae II Pool
2,649,876	Series 2021-	3.00%	11/20/2051	2,296,814
2,160,123	Series 2022-	3.00%	04/20/2052	1,872,251

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $37,502,648)				37,261,756

U.S. GOVERNMENT / AGENCY MORTGAGE BACKED SECURITIES - 15.55%
	Alternative Loan Trust
120,598	Series 2005-20CB	5.50%	07/25/2035	94,591
57,341	Series 2005-54CB	5.50%	11/25/2035	31,410
576,867	Series 2005-85CB(h)	1M US L + 1.10%	02/25/2036	449,072
121,825	Series 2005-85CB(h)	21.63% - 3.67 x 1M US L	02/25/2036	88,007

Principal Amount/Description		Rate	Maturity	Value
$174,806	Series 2005-86CB	5.50%	02/25/2036	$102,192
128,546	Series 2005-9CB(h)	1M US L + 0.50%	05/25/2035	110,904
228,297	Series 2005-9CB(h)(m)	5.05% - 1M US L	05/25/2035	4,672
1,013,933	Series 2006-15CB	6.50%	06/25/2036	461,368
97,516	Series 2006-30T1	6.25%	11/25/2036	71,807
93,047	Series 2006-32CB	5.50%	11/25/2036	50,473
220,312	Series 2006-36T2(h)	28.06% - 4.60 x 1M US L	12/25/2036	133,807
800,808	Series 2007-19	6.00%	08/25/2037	382,766
2,653,982	Series 2007-20	6.25%	08/25/2047	1,362,201
746,003	Series 2007-23CB(h)	1M US L + 0.50%	09/25/2037	285,469
712,309	Series 2007-23CB(h)(m)	6.39% - 1M SOFR	09/25/2037	88,879
	American Home Mortgage Investment Trust
157,985	Series 2007-A(g)(n)	6.60%	01/25/2037	24,318
	Banc of America Funding
1,499,898	Series 2014-R8(g)(h)	1M SOFR + 0.35%	12/26/2024	1,192,747
	Banc of America Funding Trust
26,528	Series 2006-2	5.50%	03/25/2036	25,129
	BCAP, LLC Trust
94,813	Series 2007-AA2(h)	7.50%	04/25/2037	50,057
61,515	Series 2007-AA2	6.00%	04/25/2037	26,976
4,614,334	Series 2010-RR6(g)(h)	5.83%	07/26/2036	2,141,566
	Bear Stearns ALT-A Trust
718,299	Series 2006-6(h)	4.27%	11/25/2036	323,819
	Bear Stearns Asset-Backed Securities Trust
1,114,861	Series 2006-AC1(n)	6.25%	02/25/2036	519,219
	Bear Stearns Structured Products, Inc.
7,039,409	Series 2008-R2(g)(h)	4.37%	06/25/2047	5,618,417
	Chase Mortgage Finance Trust
3,105,864	Series 2007-S2	6.00%	03/25/2037	1,663,642
333,440	Series 2007-S3	5.50%	05/25/2037	4
4,292,406	Series 2007-S4	6.00%	06/25/2037	1,764,412
	ChaseFlex Trust Series
3,165,345	Series 2007-M1(h)	1M SOFR + 0.34%	08/25/2037	2,355,892
	Citicorp Mortgage Securities Trust
286,341	Series 2007-1	6.00%	01/25/2037	251,643
	Citigroup Mortgage Loan Trust
69,310	Series 2009-12(g)	5.50%	11/25/2035	55,689
171,435	Series 2009-4(g)(h)	5.48%	05/25/2035	158,943
	CitiMortgage Alternative Loan Trust
288,091	Series 2007-A1	6.00%	01/25/2037	245,808
56,747	Series 2007-A1(h)(m)	5.40% - 1M US L	01/25/2037	2,675
41,887	Series 2007-A3(h)	6.00%	03/25/2037	34,975
96,396	Series 2007-A3(h)(m)	5.40% - 1M US L	03/25/2037	4,500
292,238	Series 2007-A6	5.50%	06/25/2037	233,749
	Connecticut Avenue Securities Trust
3,512,963	Series 2019-R05(g)(h)	30D US SOFR + 4.21%	07/25/2039	3,683,535
4,250,000	Series 2022-R02(g)(h)	30D US SOFR + 7.65%	01/25/2027	4,648,295
3,685,000	Series 2022-R03(g)(h)	30D US SOFR + 9.85%	03/25/2042	4,229,172
4,125,000	Series 2023-R06(g)(h)	30D US SOFR + 3.90%	07/25/2043	4,421,484

Principal Amount/Description		Rate	Maturity	Value
$1,414,852	Series 2024-R03(g)(h)	30D US SOFR + 1.15%	03/25/2044	$1,417,949
5,000,000	Series 2024-R03(g)(h)	30D US SOFR + 2.80%	03/25/2044	5,090,625
	Countrywide Home Loan Mortgage Pass-Through Trust
1,079,623	Series 2005-HYB7(h)	4.27%	11/20/2035	951,110
20,159	Series 2005-J4	5.50%	11/25/2035	16,138
1,151,732	Series 2006-18	6.00%	12/25/2036	626,769
132,221	Series 2007-17	6.00%	10/25/2037	90,393
199,333	Series 2007-3	6.00%	04/25/2037	94,850
219,748	Series 2007-7	5.75%	06/25/2037	104,502
	Credit Suisse First Boston Mortgage Securities Corp.
39,196	Series 2005-10	5.50%	11/25/2035	28,227
22,991	Series 2005-8	5.50%	08/25/2025	16,994
4,004,198	Series 2005-9	6.00%	10/25/2035	1,162,815
	Credit Suisse Mortgage Capital Certificates
1,718,753	Series 2006-2	5.75%	03/25/2036	897,143
	CSMC
900,000	Series 2021-NQM6(g)(h)	2.58%	07/25/2066	601,365
	CSMC Mortgage-Backed Trust
143,575	Series 2006-1	6.00%	02/25/2036	42,996
13,043	Series 2006-4	5.50%	03/25/2038	7,023
786,365	Series 2006-5	6.25%	06/25/2036	124,652
57,688	Series 2006-9	6.00%	11/25/2036	33,561
3,781	Series 2007-2	5.00%	03/25/2037	2,786
	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
171,016	Series 2005-6(h)(m)	5.08% - 1M US L	12/25/2035	6,454
74,402	Series 2005-6(h)	1M US L + 1.40%	12/25/2035	56,954
	Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
90,734	Series 2006-PR1(g)(h)	12.12% - 1M US L	04/15/2036	76,763
	Fannie Mae Interest Strip
5,561,797	Series 2014-419(m)	3.50%	04/25/2044	815,364
	Fannie Mae Pool
3,790,531	Series 2021-	3.00%	10/01/2046	3,315,056
1,859,034	Series 2021-	3.00%	12/01/2048	1,616,133
3,146,338	Series 2022-	3.50%	11/01/2050	2,821,673
1,496,582	Series 2022-	5.00%	07/01/2052	1,450,558
3,000,000	Series Pool #BL4424	2.14%	10/01/2029	2,655,052
3,000,000	Series Pool #BL5156	2.37%	12/01/2029	2,660,939
	Fannie Mae REMICS
4,692,371	Series 2014-1(h)(m)	5.79% - 30D US SOFR	02/25/2044	439,863
5,251,297	Series 2015-54(h)(m)	6.04% - 30D US SOFR	07/25/2045	601,140
8,613,922	Series 2020-74(h)(m)	4.10% - 30D US SOFR	10/25/2050	332,873
17,827,665	Series 2020-77(h)(m)	4.10% - 30D SOFR	11/25/2050	620,490
2,103,383	Series 2021-48(h)(m)	3.65% - 30D US SOFR	08/25/2051	47,767
14,072,005	Series 2021-56(m)	2.50%	09/25/2051	1,858,020
	Federal Home Loan Mortgage Corp. Pool
97,578	Series Pool #G01840	5.00%	07/01/2035	96,416
37,806	Series Pool #G04817	5.00%	09/01/2038	37,452

Principal Amount/Description		Rate	Maturity	Value
	Federal Home Loan Mortgage Corp. REMICS
$517,910	Series 2003-2722(h)	9.89% - 1M US L	12/15/2033	$514,340
749,194	Series 2006-3244(h)(m)	6.66% - 1M US L	11/15/2036	62,303
34,755	Series 2007-3261(h)(m)	6.43% - 1M US L	01/15/2037	2,708
74,024	Series 2007-3262(h)(m)	6.40% - 1M US L	01/15/2037	3,762
308,759	Series 2007-3301(h)(m)	6.10% - 1M US L	04/15/2037	20,846
222,709	Series 2007-3303(h)(m)	6.10% - 1M US L	04/15/2037	16,349
54,683	Series 2007-3382(h)(m)	6.00% - 1M US L	11/15/2037	2,989
195,348	Series 2007-3384(h)(m)	6.31% - 1M US L	08/15/2036	14,187
64,267	Series 2007-3384(h)(m)	6.39% - 1M US L	11/15/2037	3,309
22,364	Series 2008-3417(h)(m)	6.18% - 1M US L	02/15/2038	1,403
1,010,459	Series 2008-3423(h)(m)	6.00% - 1M US L	03/15/2038	2,861
72,877	Series 2008-3423(h)(m)	5.65% - 1M US L	03/15/2038	3,654
645,683	Series 2009-3510(h)(m)	6.75% - 1M US L	02/15/2037	46,162
193,065	Series 2009-3523(h)(m)	6.00% - 1M US L	04/15/2039	12,198
34,849	Series 2009-3524(h)(m)	3.41%	06/15/2038	32,124
3,116	Series 2009-3549(h)(m)	5.80% - 1M US L	07/15/2039	192
332,330	Series 2009-3560(h)(m)	6.40% - 1M US L	11/15/2036	13,606
129,264	Series 2010-3641	4.50%	03/15/2040	126,610
192,031	Series 2010-3726(h)(m)	6.05% - 1M US L	09/15/2040	15,317
569,632	Series 2010-3728(h)(m)	4.45% - 1M US L	09/15/2040	13,580
45,741	Series 2010-3779	4.00%	12/15/2030	44,776
225,519	Series 2010-3779	3.50%	12/15/2030	217,694
27,133	Series 2011-3786(h)	9.50% - 1M US L	01/15/2041	18,972
144,612	Series 2011-3808	3.50%	02/15/2031	139,498
406,673	Series 2011-3815(h)(m)	5.85% - 1M US L	02/15/2041	26,074
126,901	Series 2011-3824	3.50%	03/15/2031	122,411
204,027	Series 2011-3824(h)(m)	7.10% - 1M US L	08/15/2036	20,595
225,553	Series 2011-3863	5.50%	08/15/2034	229,440
302,749	Series 2011-3864(h)	9.20% - 1M US L	05/15/2041	223,277
226,778	Series 2011-3872(h)(m)	5.95% - 1M US L	06/15/2041	13,938
972,800	Series 2011-3924(h)(m)	6.00% - 1M US L	09/15/2041	48,112
1,370,274	Series 2012-3(h)(m)	5.95% - 1M US L	02/25/2042	114,459
704,389	Series 2013-4170(h)	4.05% - 1M US L	01/15/2033	615,761
2,097,207	Series 2013-4239(l)	0.00%	07/15/2043	1,172,333
3,707,383	Series 2015-4440	2.50%	02/15/2045	3,192,306
	Federal National Mortgage Association Pool
25,848	Series Pool #555743	5.00%	09/01/2033	25,507
31,155	Series Pool #735382	5.00%	04/01/2035	30,743
87,319	Series Pool #735383	5.00%	04/01/2035	86,167
55,542	Series Pool #735484	5.00%	05/01/2035	54,809
17,965	Series Pool #AH4437	4.00%	01/01/2041	16,644
	Federal National Mortgage Association REMICS
12,300	Series 2004-46(h)(m)	6.00% - 1M US L	03/25/2034	133
112,150	Series 2006-101(h)(m)	6.47% - 30D US SOFR	10/25/2036	10,206
324,208	Series 2006-123(h)(m)	6.32% - 1M US L	01/25/2037	28,981
1,428,190	Series 2006-92(h)(m)	6.47% - 30D US SOFR	10/25/2036	135,730
44,652	Series 2007-102(h)(m)	6.40% - 1M US L	11/25/2037	2,611
36,464	Series 2007-108(h)(m)	6.36% - 1M US L	12/25/2037	2,062
5,738	Series 2007-30(h)(m)	6.11% - 1M US L	04/25/2037	331
214,196	Series 2007-38(h)(m)	6.08% - 1M US L	05/25/2037	8,951
8,833	Series 2007-51(h)(m)	6.10% - 1M US L	06/25/2037	402
24,885	Series 2007-53(h)(m)	6.10% - 1M US L	06/25/2037	1,276
219,798	Series 2007-57(h)(m)	6.62% - 1M US L	10/25/2036	18,724
46,259	Series 2007-68(h)(m)	6.65% - 1M US L	07/25/2037	3,215
351,959	Series 2008-3(h)(m)	6.46% - 1M US L	02/25/2038	21,981

Principal Amount/Description		Rate	Maturity	Value
$34,095	Series 2008-56(h)(m)	6.06% - 1M US L	07/25/2038	$1,232
9,734	Series 2008-81	5.50%	09/25/2038	9,721
100,948	Series 2009-111	5.00%	01/25/2040	99,399
50,034	Series 2009-111(h)(m)	6.25% - 1M US L	01/25/2040	4,552
427,740	Series 2009-12(h)(m)	6.60% - 1M US L	03/25/2036	26,164
12,288	Series 2009-28(h)(m)	6.00% - 1M US L	04/25/2037	579
85,324	Series 2009-41	4.50%	06/25/2039	82,694
38,376	Series 2009-42(h)(m)	6.00% - 1M US L	06/25/2039	1,870
69,540	Series 2009-47(h)(m)	6.10% - 1M US L	07/25/2039	3,722
28,020	Series 2009-62(h)(m)	6.10% - 1M US L	08/25/2039	671
30,158	Series 2009-66(h)(m)	5.80% - 1M US L	02/25/2038	1,790
24,555	Series 2009-68(h)(m)	5.25% - 1M US L	09/25/2039	992
66,398	Series 2010-11(h)(m)	4.80% - 1M US L	02/25/2040	3,123
14,552	Series 2010-111(h)(m)	6.00% - 1M US L	10/25/2040	709
63,046	Series 2010-115(h)(m)	6.60% - 1M US L	11/25/2039	4,969
807,723	Series 2010-115(h)(m)	6.00% - 1M US L	10/25/2040	79,393
1,907,173	Series 2010-123(h)(m)	6.05% - 1M US L	11/25/2040	186,820
334,677	Series 2010-15(h)(m)	4.95% - 1M US L	03/25/2040	11,278
20,544	Series 2010-34(h)(m)	4.93% - 1M US L	04/25/2040	539
23,963	Series 2010-4(h)(m)	6.23% - 1M US L	02/25/2040	1,476
33,619	Series 2010-58(h)	12.47% - 1M US L	06/25/2040	29,832
1,107,323	Series 2010-75	4.50%	07/25/2040	1,063,664
16,145	Series 2010-9(h)(m)	5.30% - 1M US L	02/25/2040	710
87,695	Series 2010-9(h)(m)	4.75% - 1M US L	02/25/2040	2,554
4,802	Series 2010-90(h)(m)	6.00% - 1M US L	08/25/2040	326
113,807	Series 2011-16	3.50%	03/25/2031	109,664
66,672	Series 2011-25	3.00%	04/25/2026	65,332
134,391	Series 2011-29	3.50%	04/25/2031	129,480
1,528,237	Series 2012-106(h)(m)	6.16% - 1M US L	10/25/2042	129,290
262,964	Series 2012-124(h)	7.79% - 1M US L	11/25/2042	172,640
98,019	Series 2012-29(h)(m)	6.00% - 1M US L	04/25/2042	6,821
286,421	Series 2012-32(m)	5.00%	04/25/2042	41,966
1,467,596	Series 2012-65(h)(m)	5.98% - 1M US L	06/25/2042	133,754
598,421	Series 2018-21(l)	0.00%	04/25/2048	450,511
	First Horizon Alternative Mortgage Securities Trust
456,015	Series 2005-FA6	5.50%	09/25/2035	235,176
	First Horizon Mortgage Pass-Through Trust
434,523	Series 2007-AR3(h)	4.84%	11/25/2037	181,959
	Freddie Mac Pool
3,575,512	Series 2021-	2.00%	11/01/2050	2,864,892
1,449,858	Series 2022-	3.00%	03/01/2052	1,248,733
	Freddie Mac REMICS
1,881,813	Series 2011-3972(h)(m)	5.79% - 30D US SOFR	12/15/2041	161,682
2,019,381	Series 2020-5007(h)(m)	5.99% - 30D US SOFR	08/25/2050	217,600
3,854,169	Series 2020-5041(m)	2.00%	11/25/2050	464,202
10,873,698	Series 2020-5057(m)	3.00%	11/25/2050	1,656,792
8,156,555	Series 2021-5070(m)	3.50%	02/25/2051	1,394,184
	Freddie Mac STACR REMIC Trust
4,300,000	Series 2020-DNA6(g)(h)	30D US SOFR + 5.65%	12/25/2050	4,894,399
2,500,000	Series 2021-DNA1(g)(h)	30D US SOFR + 4.75%	01/25/2051	2,710,131
2,750,000	Series 2021-HQA2(g)(h)	30D US SOFR + 3.15%	12/25/2033	3,057,866

Principal Amount/Description		Rate	Maturity	Value
	Freddie Mac STACR REMIC Trust 2020-DNA2
$3,000,000	Series 2021-DNA2(g)(h)	30D US SOFR + 6.00%	08/25/2033	$3,523,889
	GCAT
1,500,000	Series 2021-NQM4(g)(h)	2.47%	08/25/2025	953,550
	Ginnie Mae II Pool
4,667,206	Series 2021-	2.50%	10/20/2051	3,909,331
1,403,965	Series 2021-	2.50%	11/20/2051	1,172,097
	Government National Mortgage Association
22,803	Series 2004-83(h)(m)	6.08% - 1M US L	10/20/2034	996
21,974	Series 2008-6(h)(m)	6.46% - 1M US L	02/20/2038	13
21,062	Series 2008-67(h)(m)	6.00% - 1M US L	08/20/2038	7
328,890	Series 2008-69(h)(m)	7.63% - 1M US L	08/20/2038	18,642
33,360	Series 2009-10(h)(m)	6.65% - 1M US L	02/16/2039	2,492
342,174	Series 2009-35	4.50%	05/20/2039	330,239
1,375,866	Series 2009-58(h)(m)	6.25% - 1M US L	06/20/2039	89,992
23,427	Series 2009-6(h)(m)	5.95% - 1M US L	02/20/2038	7
667,518	Series 2009-75	5.00%	09/20/2039	654,770
1,596,617	Series 2010-121(h)(m)	6.00% - 1M US L	09/20/2040	121,139
24,289	Series 2010-61(h)(m)	6.44% - 1M SOFR	09/20/2039	1,126
686,234	Series 2010-85(h)	1M SOFR + 0.67%	07/20/2040	681,152
33,395	Series 2010-98(h)(m)	5.41%	03/20/2039	1,209
16,499,792	Series 2010-H20(h)(m)	1.43%	10/20/2060	388,488
218,350	Series 2011-69(l)	0.00%	05/20/2041	167,757
482,740	Series 2011-71(h)(m)	5.40% - 1M US L	05/20/2041	31,275
139,654	Series 2011-72(h)(m)	6.15% - 1M US L	05/20/2041	9,454
729,223	Series 2011-89(h)(m)	5.45% - 1M US L	06/20/2041	47,890
1,309,915	Series 2013-113(h)(m)	6.25% - 1M US L	03/20/2043	33,139
2,604,021	Series 2013-122(h)(m)	6.10% - 1M US L	08/16/2043	256,459
1,954,130	Series 2013-148(h)(m)	5.68% - 1M US L	10/16/2043	137,934
1,964,398	Series 2013-186(h)(m)	6.25% - 1M US L	02/16/2043	89,179
1,618,055	Series 2014-156(h)(m)	6.25% - 1M US L	10/20/2044	155,000
3,192,448	Series 2014-4(h)(m)	6.10% - 1M US L	01/16/2044	303,214
4,031,780	Series 2014-41(h)(m)	5.99% - 1M SOFR	03/20/2044	389,851
1,497,676	Series 2014-5(h)(m)	6.15% - 1M US L	07/20/2043	68,714
2,576,904	Series 2014-95(h)(m)	6.25% - 1M US L	06/16/2044	186,093
9,866,302	Series 2016-162(h)(m)	0.79%	09/16/2058	352,055
1,465,510	Series 2016-89(h)	1M SOFR + 0.56%	07/20/2046	1,439,861
11,876,500	Series 2016-H21(h)(m)	0.74%	09/20/2066	457,022
4,361,252	Series 2018-97(h)(m)	6.09% - 1M SOFR	07/20/2048	453,583
463,936	Series 2019-112(h)	1M SOFR + 0.51%	09/20/2049	454,545
9,333,891	Series 2019-22(h)(m)	5.49% - 1M SOFR	02/20/2045	692,880
1,318,957	Series 2019-90(h)	1M SOFR + 0.46%	07/20/2049	1,289,006
4,205,744	Series 2019-92(h)(m)	5.99% - 1M SOFR	07/20/2049	414,967
17,672,111	Series 2019-H10(h)(m)	0.43%	06/20/2069	924,774
4,575,348	Series 2019-H18(h)(m)	0.06%	11/20/2069	280,832
8,658,308	Series 2020-112(h)(m)	6.14% - 1M SOFR	08/20/2050	871,298
12,087,268	Series 2020-146(h)(m)	6.19% - 1M SOFR	10/20/2050	1,528,578
15,905,721	Series 2020-146(h)(m)	3.75% - 1M US L	10/20/2050	479,906
11,262,791	Series 2020-167(h)(m)	3.75% - 1M US L	11/20/2050	221,752
17,278,006	Series 2020-168(h)(m)	0.98%	12/16/2062	1,234,232
4,248,234	Series 2020-188(h)(m)	6.19% - 1M SOFR	11/20/2050	494,322
18,229,209	Series 2020-191(m)	3.50%	12/20/2050	3,424,311
18,246,383	Series 2020-H18(h)(m)	0.33%	09/20/2070	1,152,699
9,471,083	Series 2021-1(h)(m)	6.19% - 1M SOFR	01/20/2051	1,199,584
14,330,001	Series 2021-1(m)	2.50%	01/20/2051	1,909,324
9,510,042	Series 2021-107(h)(m)	3.75% - 1M US L	06/20/2051	298,002
1,474,481	Series 2021-117(m)	3.50%	06/20/2051	262,812
12,380,811	Series 2021-160(m)	2.50%	06/20/2051	1,241,858

Principal Amount/Description		Rate	Maturity	Value
$1,700,175	Series 2021-197(m)	3.50%	11/20/2051	$307,730
16,962,049	Series 2021-52(h)(m)	0.72%	04/16/2063	912,112
22,158,815	Series 2021-59(h)(m)	2.60% - 30D US SOFR	04/20/2051	271,756
12,381,968	Series 2021-7(m)	2.50%	01/20/2051	1,907,286
12,412,812	Series 2021-76(m)	3.00%	08/20/2050	1,935,469
11,256,387	Series 2021-77(h)(m)	3.75% - 1M US L	05/20/2051	310,540
14,643,244	Series 2021-77(m)	2.50%	05/20/2051	1,474,774
5,685,088	Series 2021-89(h)(m)	3.75% - 1M US L	05/20/2051	145,734
8,828,218	Series 2021-97(h)(m)	3.75% - 1M US L	06/20/2051	176,326
27,322,383	Series 2021-97(h)(m)	3M US L + 2.44%	06/20/2051	234,158
12,721,266	Series 2021-H08(h)(m)	0.11%	05/20/2071	365,357
35,796,444	Series 2022-1(h)(m)	2.65% - 30D US SOFR	01/20/2052	273,778
26,516,152	Series 2022-48(h)(m)	0.71%	01/16/2064	1,553,502
13,804,967	Series 2022-83(m)	2.50%	11/20/2051	1,955,493
	GSR Mortgage Loan Trust
888,289	Series 2006-2F	5.25%	02/25/2036	341,611
1,533,382	Series 2007-2F	6.00%	03/25/2037	795,593
672,738	Series 2007-AR2(h)	4.39%	05/25/2037	371,383
	Impac CMB Trust
76,157	Series 2004-10(h)	1M SOFR + 0.81%	03/25/2035	64,152
	Imperial Fund Mortgage Trust
1,000,000	Series 2021-NQM4(g)(h)	3.45%	01/25/2057	721,992
	IndyMac IMJA Mortgage Loan Trust
947,480	Series 2007-A1	6.00%	08/25/2037	360,335
	IndyMac IMSC Mortgage Loan Trust
4,670,817	Series 2007-F2	6.50%	07/25/2037	1,381,661
	JP Morgan Alternative Loan Trust
150,304	Series 2005-S1	6.00%	12/25/2035	98,719
18,502	Series 2006-S3(n)	6.62%	08/25/2036	17,459
	JP Morgan Mortgage Trust
771,094	Series 2007-S3	6.00%	07/25/2037	355,636
	JP Morgan Resecuritization Trust
474,563	Series 2011-1(g)(h)	6.00%	06/26/2037	369,763
1,825,571	Series 2014-6(g)(h)	1M SOFR + 0.32%	07/27/2046	1,743,453
	Lehman Mortgage Trust
370,179	Series 2006-6	5.50%	10/25/2036	242,767
3,847,269	Series 2006-7(h)	1M US L + 0.25%	11/25/2036	228,309
3,847,277	Series 2006-7(h)(m)	7.75% - 1M US L	11/25/2036	235,866
1,167,444	Series 2006-8(h)	1M US L + 0.42%	12/25/2036	250,031
1,159,701	Series 2006-8(h)(m)	6.47% - 1M SOFR	12/25/2036	100,975
	LHOME Mortgage Trust
1,500,000	Series 2021-RTL2(g)(n)	5.61%	06/25/2026	1,484,097
	Merrill Lynch Alternative Note Asset Trust
687,842	Series 2007-F1	6.00%	03/25/2037	60,007
	Morgan Stanley Mortgage Loan Trust
922,271	Series 2005-3AR(h)	5.50%	07/25/2035	746,816
2,141,836	Series 2006-11	6.00%	08/25/2036	1,267,626
2,430,705	Series 2006-1AR(h)	1M SOFR + 0.39%	02/25/2036	1,442,202
575,016	Series 2006-7(h)	5.19%	06/25/2036	318,473
601,757	Series 2006-7	6.00%	06/25/2036	276,399
	Morgan Stanley Residential Mortgage Loan Trust
251,372	Series 2020-RPL1(g)(h)	5.69%	10/25/2060	249,478

Principal Amount/Description		Rate	Maturity	Value
	Nomura Asset Acceptance Corp. Alternative Loan Trust
$931,552	Series 2005-AP3(h)	5.32%	08/25/2035	$405,159
	PR Mortgage Loan Trust
5,715,213	Series 2014-1(g)(h)	5.86%	10/25/2049	5,283,578
	Prime Mortgage Trust
40,683	Series 2006-DR1(g)	5.50%	05/25/2035	36,828
	RBSGC Structured Trust
97,434	Series 2008-B(g)	6.00%	06/25/2037	80,729
	Residential Accredit Loans, Inc.
3,151,918	Series 2006-QA5(h)	1M US L + 0.22%	07/25/2036	1,165,534
1,083,354	Series 2006-QS10	6.50%	08/25/2036	892,026
280,631	Series 2006-QS6	6.00%	06/25/2036	211,203
674,336	Series 2006-QS7	6.00%	06/25/2036	507,489
35,451	Series 2006-QS7(h)	1M US L + 0.40%	06/25/2036	24,907
106,353	Series 2006-QS7(h)(m)	5.60% - 1M US L	06/25/2036	5,210
46,768	Series 2006-QS8(h)	1M US L + 0.45%	08/25/2036	33,960
140,305	Series 2006-QS8(h)(m)	5.55% - 1M US L	08/25/2036	8,102
4,467	Series 2007-QS6(h)	55.00% - 8.33 x 1M US L	04/25/2037	5,160
409,108	Series 2007-QS9	6.50%	07/25/2037	321,632
214,282	Series 2008-QR1	6.00%	08/25/2036	168,281
	Residential Asset Securitization Trust
383,232	Series 2006-A1	6.00%	04/25/2036	179,853
862,217	Series 2006-A2	6.00%	05/25/2036	344,939
893,788	Series 2006-A6	6.50%	07/25/2036	253,895
243,132	Series 2006-A8	6.00%	08/25/2036	131,884
148,217	Series 2006-A8	6.50%	08/25/2036	42,650
313,437	Series 2006-A8(h)(m)	5.90% - 1M US L	08/25/2036	22,784
1,330,623	Series 2007-A1	6.00%	03/25/2037	404,661
55,624	Series 2007-A6	6.00%	06/25/2037	27,052
2,535,081	Series 2007-A7	6.00%	07/25/2037	937,776
	Residential Funding Mortgage Securities I Trust
340,093	Series 2006-S3	5.50%	03/25/2036	264,187
70,613	Series 2006-S6	6.00%	07/25/2036	58,418
188,793	Series 2007-S3	6.00%	03/25/2037	133,149
105,958	Series 2007-S6	6.00%	06/25/2037	77,794
	Residential Mortgage Loan Trust
3,250,000	Series 2020-1(g)(h)	4.67%	01/26/2060	2,713,218
	Sequoia Mortgage Trust
863,880	Series 2007-3(h)	4.47%	07/20/2037	624,433
	Structured Adjustable Rate Mortgage Loan Trust
490,836	Series 2005-15(h)	4.74%	07/25/2035	253,582
	Structured Asset Securities Corp.
126,173	Series 2005-RF1(g)(h)	1M US L + 0.35%	03/25/2035	108,809
126,173	Series 2005-RF1(g)(h)(m)	0.00%	03/25/2035	1
	TBW Mortgage-Backed Trust
1,391,146	Series 2006-2	7.00%	07/25/2036	211,542
	Verus Securitization Trust
2,300,000	Series 2019-INV3(g)(h)	3.28%	11/25/2059	2,136,207
1,500,000	Series 2021-4(g)(h)	2.20%	07/25/2066	981,756
1,400,000	Series 2021-6(g)(h)	4.05%	10/25/2066	1,059,974
2,000,000	Series 2021-7(g)(h)	4.19%	10/25/2066	1,397,914
7,706,000	Series 2022-4(g)(h)	4.78%	04/25/2067	6,278,241
1,465,147	Series 2023-3(g)(n)	6.44%	03/25/2068	1,469,436
	Wachovia Mortgage Loan Trust, LLC Series Trust
44,060	Series 2005-B(h)	6.24%	10/20/2035	41,529

Principal Amount/Description		Rate	Maturity	Value
	Washington Mutual Alternative Mortgage Pass-Through Certificates
$35,697	Series 2005-9	5.50%	11/25/2035	$27,032
296,817	Series 2006-5	6.00%	07/25/2036	209,593
	Washington Mutual Mortgage Pass-Through Certificates Trust
461,358	Series 2006-2	6.00%	03/25/2036	430,177
	Wells Fargo Alternative Loan Trust
184,265	Series 2007-PA2(h)	1M US L + 0.43%	06/25/2037	149,419
184,265	Series 2007-PA2(h)(m)	6.07% - 1M US L	06/25/2037	16,526
101,908	Series 2007-PA3	5.75%	07/25/2037	83,575
218,461	Series 2007-PA3	6.25%	07/25/2037	182,981

TOTAL U.S. GOVERNMENT / AGENCY MORTGAGE BACKED SECURITIES
(Cost $275,297,401)				188,272,525

Shares/Description		Value
Short-Term Investments - 3.91%
Money Market Fund - 3.91%
47,368,923	State Street Institutional Trust (7 Day Yield 5.24%)	47,368,923

TOTAL SHORT-TERM INVESTMENTS
(Cost $47,368,923)		47,368,923

TOTAL INVESTMENTS - 99.35%
(Cost $1,358,035,995)		$1,202,893,735
CASH SEGREGATED AT CUSTODIAN FOR FORWARD FOREIGN CURRENCY CONTRACTS - 0.04%		454,149
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.61%		7,442,395
NET ASSETS - 100.00%		$1,210,790,279

Investment Abbreviations:
LIBOR - London Interbank Offered Rate
LLC - Limited Liability Company
LP - Limited Partnership
SOFR - Secured Overnight Financing Rate Data
TI - Treasury Index

Rates:
1M US L - 1 Month LIBOR as of June 30, 2024 was 5.45%
3M US L - 3 Month LIBOR as of June 30, 2024 was 5.59%
1D SOFR - 1 Day SOFR as of June 30, 2024 was 5.33%
30D SOFR - 30 Day SOFR as of June 30, 2024 was 5.34%
1Y US TI - 1 Year TI as of June 30, 2024 was 5.09%
5Y US TI - 5 Year TI as of June 30, 2024 was 4.33%
10Y US TI - 10 Year TI as of June 30, 2024 was 4.36%

(a)	Less than 0.005%.
(b)	Security does not have a market value or rate. Security will not be entitled to distributions in respect of principal or interest other than excess interest paid with respect to the mortgage loans.

(c)	The Level 3 assets were a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.
(d)	Non-income producing security.
(e)	Affiliated company. See Notes to Quarterly Schedule of Investments.
(f)	Security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(g)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total fair value of Rule 144A securities amounts to $353,072,746, which represents approximately 29.16% of net assets as of June 30, 2024.
(h)	Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(i)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, as amended, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, as amended, or pursuant to an exemption from registration. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees (the "Board"). As of June 30, 2024, the aggregate fair value of those securities was $11,827,442, representing 0.98% of net assets.
(j)	Pay-in-kind securities. Rate paid in-kind is shown in parenthesis.
(k)	Security is currently in default.
(l)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(m)	Interest only securities.
(n)	Step up bond. Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at June 30, 2024.

See Notes to Quarterly Schedule of Investments.

Futures Contracts:
Description	Contracts	Expiration Date	Notional Value	Value and Unrealized Appreciation/(Depreciation)
10-Yr U.S. Treasury Note Futures	230	September 2024	$26,112,188	$565,901
2-Yr U.S. Treasury Note Futures	30	September 2024	6,126,562	25,297
U.S. T-Bond Futures	8	September 2024	946,500	29,402
			$33,185,250	$620,600

Futures Contracts Sold:

Description	Contracts (Short)	Expiration Date	Notional Value	Value and Unrealized Appreciation/(Depreciation)
U.S. Ultra T-Bond	(45)	September 2024	$5,640,469	$(212,015)
			$5,640,469	$(212,015)

RiverNorth/Oaktree High Income Fund

SCHEDULE OF INVESTMENTS

June 30, 2024 (Unaudited)

Shares/Description		Value
CLOSED-END FUNDS - 5.02%
56,446	First Trust High Yield Opportunities 2027 Term Fund	$808,307
337,948	Western Asset High Income Opportunity Fund, Inc.	1,287,582
73,617	Western Asset Inflation-Linked Opportunities & Income Fund	626,480

TOTAL CLOSED-END FUNDS
(Cost $2,890,736)		2,722,369

COMMON STOCKS - 0.17%
3,304	PHI Group, Inc.(a)	92,479
6	Toys R Us Propco Equity(b)	33

TOTAL COMMON STOCKS
(Cost $65,834)		92,512

Principal Amount/Description		Rate	Maturity	Value
BANK LOANS - 13.11%(c)
Great Britain - 0.69%
$244,375	City Football Group Limited, TL	1M SOFR + 3.00%	07/09/2028	244,337
130,938	Osmosis Buyer, Ltd., First Lien - Initial B Term Loan	3M US L + 2.75%, 0.50% Floor	06/17/2028	131,319
				375,656
Luxembourg - 0.45%
241,839	Surf Holdings S.a r.l., First Lien - Dollar Tranche Term Loan	1M SOFR + 3.50%	03/05/2027	242,406

United States - 11.97%
36,396	Adtalem Global Education, Inc., First Lien	6M CME TERM + 3.50%, 0.75% Floor	08/14/2028	36,630
48,705	Advantage Sales & Marketing, Inc., First Lien	6M CME TERM + 4.25%, 0.75% Floor	10/28/2027	47,563
121,875	Allied Universal Holdco LLC, First Lien - Initial U.S. Dollar Term Loan	1M US L + 3.75%, 0.50% Floor	05/15/2028	121,544
55,020	Amentum Government Services Holdings, LLC, First Lien	1M SOFR + 4.00%	02/07/2029	55,329
78,838	American Auto Auction Group, LLC, First Lien	3M SOFR + 5.00%	12/30/2027	78,897
51,543	American Rock Salt Company LLC, First Lien - Initial Term Loan	3M US L + 3.25%, 0.75% Floor	06/09/2028	44,327
42,915	Ankura Consulting Group LLC, First Lien	6M SOFR + 4.00%, 0.75% Floor	03/17/2028	43,085
134,796	ARAGORN PARENT CORPORATION, TL	1M SOFR + 4.25%	06/15/2028	135,429
27,407	ASP Blade Holdings, Inc. TLB 1L	3M SOFR + 4.00%	10/07/2028	20,960
226,608	Astoria Energy LLC, First Lien - B Advance (2020) Term Loan	3M US L + 4.25%, 1.00% Floor	12/10/2027	227,211

Principal Amount/Description		Rate	Maturity	Value
$137,789	Asurion LLC, First Lien - New B-8 Term Loan	1M SOFR + 3.25%	12/23/2026	$136,832
155,881	BCP Renaissance Parent LLC, First Lien	3M SOFR + 3.25%, 1.00% Floor	10/31/2028	156,442
69,359	BCPE North Star US Holdco 2, Inc., First Lien - Initial Term Loan	3M US L + 3.75%, 0.75% Floor	06/09/2028	66,065
98,000	Bengal Debt Merger Sub, LLC, First Lien	3M SOFR + 3.25%	01/19/2029	91,094
25,000	Bengal Debt Merger Sub, LLC, Second Lien	3M SOFR + 6.00%	01/18/2030	20,340
19,763	Carnival Corp., First Lien	6M CME TERM + 2.75%, 0.75% Floor	10/18/2028	19,840
172,559	Charter Next Generation, Inc., First Lien	1M SOFR + 3.50%, 0.75% Floor	12/01/2027	173,059
122,813	Clydesdale Acquisition Holdings, Inc., First Lien	1M SOFR + 3.675%, 0.50% Floor	04/13/2029	123,234
121,875	Consilio/Skopima 5/21 Cov-Lite TLB	1M SOFR + 4.00%	05/12/2028	121,929
22,897	CPV Maryland LLC, First Lien - B Advance Term Loan	3M US L + 5.25%, 1.00% Floor	05/11/2028	22,697
132,647	CQP Holdco LP TLB	3M US L + 4.00%	06/05/2028	132,848
28,932	Directv Financing LLC, First Lien	1M SOFR + 5.25%, 0.75% Floor	08/02/2029	28,842
242,500	DRW Holdings LLC, First Lien - Initial Term Loan	1M SOFR + 3.50%	03/01/2028	242,880
84,639	EG America LLC, First Lien	3M SOFR + 5.50%, 0.50% Floor	02/07/2028	83,757
76,440	Electron BidCo, Inc. TL 1L	1M SOFR + 3.00%	10/07/2028	76,512
147,000	Fertitta Entertainment, LLC, First Lien	1M SOFR + 3.75%	01/13/2029	147,340
236,433	Flynn Restaurant Group LP, First Lien	1M SOFR + 4.25%, 0.50% Floor	12/04/2028	236,847
241,875	Genesys Cloud Services Holdings II LLC, First Lien	1M SOFR + 3.50%, 0.75% Floor	12/01/2027	243,301
10,000	GIP III Stetson I LP, First Lien - Initial Term Loan	2M US L + 4.25%	07/18/2025	10,084
158,027	GoTo Group, Inc., First Lien	1M SOFR + 4.75%	04/28/2028	106,206
241,922	Great Outdoors Group LLC, First Lien	1M SOFR + 3.75%, 0.75% Floor	03/06/2028	242,024
147,750	Houghton Mifflin Harcrt Co Tl 1L	3M SOFR + 5.25%	04/04/2029	140,979
61,110	Hudson River Trading LLC, First Lien	1M US L + 3.00%	03/20/2028	61,175
61,898	Hunter Douglas, Inc., First Lien	3M SOFR + 3.50%	02/09/2029	61,577
243,150	IRB Holding Corp., First Lien	1M SOFR + 2.75%, 0.75% Floor	12/15/2027	243,332
97,587	LTI Holdings, Inc., First Lien	1M SOFR + 4.75%	07/24/2026	96,727
44,735	Majordrive Holdings IV LLC, First Lien - Initial Term Loan	3M US L + 3.75%, 0.50% Floor	06/01/2028	44,870
57,968	McAfee Corp., First Lien	3M SOFR + 3.75%	02/02/2029	57,981
34,229	Merion Rose Merger Sub, Inc., First Lien	3M SOFR + 4.00%	12/08/2028	31,434
150,000	Mileage Plus Holdings LLC, First Lien - Initial Term Loan	3M SOFR + 5.25%, 1.00% Floor	06/21/2027	153,238
227,323	Natgasoline LLC, First Lien - Initial Term Loan	1M SOFR + 3.625%	11/14/2025	226,613
48,401	Oryx Midstream Services Permian Basin LLC, First Lien	1M SOFR + 3.00%, 0.50% Floor	10/05/2028	48,491
6,122	Parkway Generation, LLC, First Lien	6M US L + 4.75%	11/05/2028	6,124
93,575	PMHC II, INC.TLB 1L	3M SOFR + 4.25%	02/02/2029	91,516
87,188	Redwood Star Merger Sub, Inc.	1M SOFR + 4.50%	03/16/2029	87,791
53,900	Restaurant Technologies, Inc. TLB 1L	3M SOFR + 4.25%	03/17/2029	52,538
39,845	SCIH Salt Holdings, Inc., First Lien - Incremental B-1 Term Loan	3M US L + 3.50%, 0.75% Floor	03/16/2027	39,920

Principal Amount/Description		Rate	Maturity	Value
$146,258	SeaWorld Parks & Entertainment, Inc., First Lien	1M SOFR + 2.50%, 0.50% Floor	08/25/2028	$146,472
40,566	Secure Acquisition, Inc.	1M SOFR + 5.00%	12/15/2028	40,853
42,906	SM Wellness Holdings, Inc., First Lien - Initial Term Loan	3M US L + 3.75%, 0.75% Floor	04/17/2028	42,423
135,627	Spin Holdco, Inc., First Lien - Initial Term Loan	1M US L + 3.50%, 0.75% Floor	03/04/2028	116,216
237,047	STUBHUB HLDGS INC, TL	1M SOFR + 4.75%	03/12/2030	237,418
97,250	Tiger Acquisition LLC, First Lien - Initial Term Loan	L + 3.25%, 0.50% Floor	06/01/2028	96,604
71,066	Triton Water Holdings, Inc., First Lien - Initial Term Loan	3M SOFR + 3.25%, 0.50% Floor	03/31/2028	71,172
187,280	UKG, Inc., First Lien	1M SOFR + 3.25%	02/10/2031	188,201
205,249	University Support Services LLC, First Lien	1M SOFR + 2.75%, 0.50% Floor	02/12/2029	205,378
44,100	Univision Communications, Inc., First Lien - B Term Loan	3M US L + 4.00%, 0.75% Floor	05/05/2028	43,108
63,538	W. R. Grace Holdings LLC, First Lien - Initial Term Loan	L + 3.75%, 0.50% Floor	09/22/2028	63,901
220,909	Wec US Holdings, Ltd., First Lien	1M SOFR + 2.75%	01/27/2031	221,372
81,133	Whatabrands LLC, First Lien	1M SOFR + 2.75%, 0.50% Floor	08/03/2028	81,244
197,989	William Morris Endeavor Entertainment LLC, First Lien - B-1 Term Loan	1M SOFR + 2.75%	05/19/2025	198,554
				6,490,370

TOTAL BANK LOANS
(Cost $7,145,615)				7,108,432

HIGH YIELD DEBT- 76.56%
Australia - 0.32%
20,000	Mineral Resources, Ltd.(d)	9.25%	10/01/2028	21,016
60,000	Mineral Resources, Ltd.(d)	8.50%	05/01/2030	62,183
100,000	Nufarm Australia, Ltd. / Nufarm Americas, Inc.(d)	5.00%	01/27/2030	91,715
				174,914
Belgium - 0.23%
115,000	Ontex Group NV	3.50%	07/15/2026	121,849

Canada - 2.83%
90,000	Bausch Health Cos., Inc.(d)	6.13%	02/01/2027	75,026
65,000	Bausch Health Cos., Inc.(d)	4.88%	06/01/2028	48,721
100,000	Bombardier, Inc.(d)	6.00%	02/15/2028	98,962
90,000	Bombardier, Inc.(d)	8.75%	11/15/2030	97,383
30,000	Bombardier, Inc.(d)	7.25%	07/01/2031	30,839
90,000	Bombardier, Inc.(d)	7.00%	06/01/2032	91,363
110,000	Cascades, Inc./Cascades USA, Inc.(d)	5.38%	01/15/2028	106,028
115,000	Dye & Durham, Ltd.(d)	8.63%	04/15/2029	116,762
75,000	Empire Communities Corp.(d)	9.75%	05/01/2029	76,406
15,000	goeasy, Ltd.(d)	4.38%	05/01/2026	14,563
180,000	goeasy, Ltd.(d)	9.25%	12/01/2028	191,228
95,000	Husky Injection Molding Systems, Ltd. / Titan Co.-Borrower LLC(d)	9.00%	02/15/2029	98,493
105,000	Intelligent Packaging, Ltd. Finco, Inc. / Intelligent Packaging Ltd Co.-Issuer LLC(d)	6.00%	09/15/2028	101,784
110,000	Mercer International, Inc.	5.13%	02/01/2029	96,921
70,000	Northriver Midstream Finance LP(d)	5.63%	02/15/2026	70,067
20,000	Open Text Corp.(d)	6.90%	12/01/2027	20,774

Principal Amount/Description		Rate	Maturity	Value
$45,000	Precision Drilling Corp.(d)	7.13%	01/15/2026	$45,165
25,000	Precision Drilling Corp.(d)	6.88%	01/15/2029	24,755
130,000	Saturn Oil & Gas, Inc.(d)	9.63%	06/15/2029	131,317
				1,536,557
France - 2.15%
200,000	Altice France SA(e)	4.13%	01/15/2029	142,905
55,000	Altice France SA(d)	5.13%	07/15/2029	36,254
100,000	Altice France SA(d)	4.25%	10/15/2029	71,408
100,000	Banijay Entertainment SASU(d)	7.00%	05/01/2029	111,928
200,000	Electricite de France SA(c)(f)	2.86% - 5Y EUR SWAP	12/31/9999	193,627
255,000	Iliad Holding SASU(d)	5.63%	10/15/2028	272,526
100,000	Loxam SAS(e)	6.38%	05/31/2029	110,561
120,000	Tereos Finance Groupe I SA(d)	5.88%	04/30/2030	128,744
95,000	Vallourec SACA(d)	7.50%	04/15/2032	98,492
				1,166,445
Germany - 1.69%
200,000	Cheplapharm Arzneimittel GmbH(e)	7.50%	05/15/2030	224,420
100,000	Gruenenthal GmbH(d)	4.13%	05/15/2028	104,703
100,000	IHO Verwaltungs GmbH(d)(g)	8.75% (9.50%)	05/15/2028	114,695
100,000	Nidda Healthcare Holding GmbH(e)	7.50%	08/21/2026	110,175
96,712	Techem Verwaltungsgesellschaft 674 mbH(e)	6.00%	07/30/2026	103,693
120,000	TUI AG(e)	5.88%	03/15/2029	130,763
115,000	TUI Cruises GmbH(d)	6.25%	04/15/2029	126,208
				914,657
Great Britain - 2.68%
125,000	Ardonagh Finco, Ltd.(e)	6.88%	02/15/2031	130,982
100,000	B&M European Value Retail SA	8.13%	11/15/2030	133,858
100,000	British Telecommunications PLC(c)		12/20/2083	134,705
100,000	CD&R Firefly Bidco PLC(d)	8.63%	04/30/2029	128,290
105,000	Heathrow Finance PLC	6.63%	03/01/2031	131,486
95,000	Howden UK Refinance PLC / Howden UK Refinance 2 PLC / Howden US Refinance LLC(d)	8.13%	02/15/2032	94,460
100,000	Pinnacle Bidco PLC(e)	10.00%	10/11/2028	134,389
110,000	RAC Bond Co. PLC(e)	5.25%	11/04/2027	130,728
225,000	Vmed O2 UK Financing I PLC(d)	4.75%	07/15/2031	190,067
150,000	Vodafone Group PLC(c)	5Y US TI + 2.767%	06/04/2081	128,061
100,000	Vodafone Group PLC(c)	5Y EUR SWAP + 3.489%	08/30/2084	115,266
				1,452,292
Hong Kong - 0.41%
250,000	Seaspan Corp.(d)	5.50%	08/01/2029	223,405

Ireland - 0.75%
200,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.(e)	2.13%	08/15/2026	178,476
100,000	Virgin Media Vendor Financing Notes III DAC(e)	4.88%	07/15/2028	113,137
100,000	Virgin Media Vendor Financing Notes III DAC(d)	4.88%	07/15/2028	113,136
				404,749
Isle Of Man - 0.23%
120,000	Playtech PLC	4.25%	03/07/2026	126,903

Italy - 2.12%
100,000	Cedacri Mergeco SPA(c)(d)	3M EUR L + 4.625%	05/15/2028	106,985
110,000	Cerved Group SpA(c)(e)	3M EUR L + 5.25%	02/15/2029	115,971

Principal Amount/Description		Rate	Maturity	Value
$100,000	Engineering - Ingegneria Informatica - SpA(e)	5.88%	09/30/2026	$102,959
115,000	Fiber Bidco Spa(c)(e)	3M EUR L + 4.00%	01/15/2030	124,700
100,000	Guala Closures SpA(e)	3.25%	06/15/2028	98,712
100,000	IMA Industria Macchine Automatiche SpA(c)(d)	3M EUR L + 3.75%	04/15/2029	108,027
120,000	Inter Media and Communication SpA(e)	6.75%	02/09/2027	127,128
100,000	Mooney Group SpA(c)(e)	3M EUR L + 3.875%	12/17/2026	107,142
115,000	Neopharmed Gentili SPA(d)	7.13%	04/08/2030	126,315
110,000	Telecom Italia SpA	7.88%	07/31/2028	128,769
				1,146,708
Jersey - 0.29%
160,000	Aston Martin Capital Holdings, Ltd.(d)	10.00%	03/31/2029	157,819

Luxembourg - 3.10%
200,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl(d)	4.63%	06/01/2028	182,431
100,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl(e)	3.63%	06/01/2028	97,828
100,000	Altice Financing SA(e)	4.25%	08/15/2029	81,171
100,000	Altice Financing SA(d)	4.25%	08/15/2029	81,171
100,000	Altice France Holding SA(d)	4.00%	02/15/2028	31,727
100,000	Cirsa Finance International Sarl(d)	6.50%	03/15/2029	110,594
100,000	Eurofins Scientific SE(c)(f)	3M EUR L + 2.667%	12/31/9999	102,146
100,000	Eurofins Scientific SE(c)(f)	3M EUR L + 4.241%	12/31/9999	108,067
70,000	Intelsat Jackson Holdings SA(d)	6.50%	03/15/2030	65,301
200,000	ION Trading Technologies Sarl(d)	5.75%	05/15/2028	182,961
120,000	Loarre Investments Sarl(e)	6.50%	05/15/2029	129,758
110,000	SK Invictus Intermediate II Sarl(d)	5.00%	10/30/2029	99,722
205,000	Summer BC Holdco B SARL(e)	5.75%	10/31/2026	217,590
28,000	Telecom Italia Capital SA	6.38%	11/15/2033	26,216
167,000	Telecom Italia Capital SA(d)	6.38%	11/15/2033	163,575
				1,680,258
Netherlands - 2.73%
100,000	Boels Topholding BV(d)	6.25%	02/15/2029	111,556
130,000	Energizer Gamma Acquisition BV(e)	3.50%	06/30/2029	128,290
125,000	GTCR W Dutch Finance Sub BV(d)	8.50%	01/15/2031	169,689
125,000	Odido Holding BV(d)	3.75%	01/15/2029	126,692
115,000	OI European Group BV(d)	5.25%	06/01/2029	123,824
120,000	Q-Park Holding I BV(d)	5.13%	02/15/2030	128,350
200,000	Sunrise FinCo I BV(d)	4.88%	07/15/2031	181,762
100,000	Telefonica Europe BV(c)(f)	6Y EUR SWAP + 4.322%	12/31/9999	116,454
100,000	Telefonica Europe BV(c)(f)	8Y EUR SWAP + 3.615%	12/31/9999	116,396
100,000	Wp/ap Telecom Holdings III BV(e)	5.50%	01/15/2030	99,464
200,000	Ziggo BV(d)	4.88%	01/15/2030	178,127
				1,480,604
Sweden - 0.46%
100,000	Samhallsbyggnadsbolaget i Norden AB(f)	3.223% - 5Y EUR SWAP	12/31/9999	37,952
200,000	Verisure Midholding AB(e)	5.25%	02/15/2029	209,461
				247,413
United States - 56.58%
40,000	Academy, Ltd.(d)	6.00%	11/15/2027	39,425

Principal Amount/Description		Rate	Maturity	Value
$95,000	ACCO Brands Corp.(d)	4.25%	03/15/2029	$85,071
105,000	Acuris Finance US, Inc. / Acuris Finance SARL(d)	5.00%	05/01/2028	93,356
55,000	Adient Global Holdings, Ltd.(d)	7.00%	04/15/2028	56,343
75,000	Adient Global Holdings, Ltd.(d)	8.25%	04/15/2031	78,349
160,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer(d)	6.75%	04/15/2028	160,406
25,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer(d)	7.00%	01/15/2031	25,276
95,000	AMC Networks, Inc.(d)	10.25%	01/15/2029	93,683
125,000	AMC Networks, Inc.	4.25%	02/15/2029	84,467
130,000	Amer Sports Co.(d)	6.75%	02/16/2031	129,750
50,000	American Airlines, Inc.(d)	7.25%	02/15/2028	50,085
95,000	American Axle & Manufacturing, Inc.	5.00%	10/01/2029	87,213
85,000	AmeriGas Partners LP / AmeriGas Finance Corp.(d)	9.38%	06/01/2028	87,328
65,000	APX Group, Inc.(d)	5.75%	07/15/2029	62,409
235,000	Arches Buyer, Inc.(d)	4.25%	06/01/2028	210,099
45,000	Archrock Partners LP / Archrock Partners Finance Corp.(d)	6.88%	04/01/2027	45,217
75,000	Archrock Partners LP / Archrock Partners Finance Corp.(d)	6.25%	04/01/2028	74,349
65,000	Arsenal AIC Parent LLC(d)	8.00%	10/01/2030	68,292
105,000	Artera Services LLC(d)	8.50%	02/15/2031	108,177
75,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp.(d)	7.00%	11/01/2026	75,131
175,000	ASP Unifrax Holdings, Inc.(d)	5.25%	09/30/2028	96,023
135,000	AssuredPartners, Inc.(d)	7.50%	02/15/2032	135,645
100,000	AT&T, Inc.(c)(f)		12/31/9999	105,101
75,000	AthenaHealth Group, Inc.(d)	6.50%	02/15/2030	69,118
85,000	Avient Corp.(d)	7.13%	08/01/2030	86,723
70,000	B&G Foods, Inc.	5.25%	09/15/2027	64,916
140,000	B&G Foods, Inc.(d)	8.00%	09/15/2028	142,447
145,000	BellRing Brands, Inc.(d)	7.00%	03/15/2030	148,739
60,000	Big River Steel LLC / BRS Finance Corp.(d)	6.63%	01/31/2029	60,203
710,000	Blackstone Private Credit Fund	2.63%	12/15/2026	649,544
240,000	Block Communications, Inc.(d)	4.88%	03/01/2028	215,122
165,000	Bloomin' Brands, Inc. / OSI Restaurant Partners LLC(d)	5.13%	04/15/2029	148,975
500,000	Blue Owl Capital Corp.	3.75%	07/22/2025	487,588
1,242,000	Blue Owl Capital Corp. III	3.13%	04/13/2027	1,136,666
200,000	Blue Owl Credit Income Corp.	5.50%	03/21/2025	198,992
105,000	Blue Racer Midstream LLC / Blue Racer Finance Corp.(d)	7.00%	07/15/2029	106,996
60,000	Blue Racer Midstream LLC / Blue Racer Finance Corp.(d)	7.25%	07/15/2032	61,728
105,000	BlueLinx Holdings, Inc.(d)	6.00%	11/15/2029	97,739
55,000	Boost Newco Borrower LLC(d)	7.50%	01/15/2031	57,387
125,006	Borr IHC, Ltd. / Borr Finance LLC(d)	10.00%	11/15/2028	131,022
65,000	Brightline East LLC(d)	11.00%	01/31/2030	59,336
105,000	Brinker International, Inc.(d)	8.25%	07/15/2030	110,337
45,000	Buckeye Partners LP(d)	4.50%	03/01/2028	42,324
105,000	Buckeye Partners LP(d)	6.88%	07/01/2029	105,461
175,000	Cable One, Inc.(h)	0.00%	03/15/2026	154,000
70,000	Cablevision Lightpath LLC(d)	3.88%	09/15/2027	61,971
120,000	Cablevision Lightpath LLC(d)	5.63%	09/15/2028	96,888
75,000	Caesars Entertainment, Inc.(d)	7.00%	02/15/2030	76,673
105,000	Caesars Entertainment, Inc.(d)	6.50%	02/15/2032	105,584
125,000	Calpine Corp.(d)	5.00%	02/01/2031	116,741
205,000	Carnival Corp.(d)	6.00%	05/01/2029	202,631
330,000	Carnival Corp.(d)	10.50%	06/01/2030	358,717

Principal Amount/Description		Rate	Maturity	Value
$50,000	CCO Holdings LLC / CCO Holdings Capital Corp.(d)	5.50%	05/01/2026	$49,550
175,000	CCO Holdings LLC / CCO Holdings Capital Corp.(d)	6.38%	09/01/2029	166,469
120,000	CCO Holdings LLC / CCO Holdings Capital Corp.(d)	4.75%	03/01/2030	104,012
250,000	CCO Holdings LLC / CCO Holdings Capital Corp.(d)	4.50%	06/01/2033	196,972
135,000	CCO Holdings LLC / CCO Holdings Capital Corp.(d)	4.25%	01/15/2034	102,584
130,000	Cedar Fair LP	5.25%	07/15/2029	124,818
75,000	Chart Industries, Inc.(d)	7.50%	01/01/2030	77,596
35,000	Chart Industries, Inc.(d)	9.50%	01/01/2031	37,963
40,000	CHS/Community Health Systems, Inc.(d)	6.00%	01/15/2029	35,336
120,000	CHS/Community Health Systems, Inc.(d)	10.88%	01/15/2032	125,044
65,000	Churchill Downs, Inc.(d)	5.50%	04/01/2027	63,994
10,000	Churchill Downs, Inc.(d)	4.75%	01/15/2028	9,558
55,000	Churchill Downs, Inc.(d)	5.75%	04/01/2030	53,466
100,000	Churchill Downs, Inc.(d)	6.75%	05/01/2031	100,666
115,000	CITGO Petroleum Corp.(d)	7.00%	06/15/2025	115,076
35,000	CITGO Petroleum Corp.(d)	6.38%	06/15/2026	34,836
200,000	Civitas Resources, Inc.(d)	8.63%	11/01/2030	214,606
95,000	Clear Channel Outdoor Holdings, Inc.(d)	5.13%	08/15/2027	90,815
60,000	Clear Channel Outdoor Holdings, Inc.(d)	9.00%	09/15/2028	62,874
65,000	Clear Channel Outdoor Holdings, Inc.(d)	7.88%	04/01/2030	65,478
210,000	Cleveland-Cliffs, Inc.(d)	7.00%	03/15/2032	207,885
275,000	Cloud Software Group, Inc.(d)	6.50%	03/31/2029	264,292
160,000	Cloud Software Group, Inc.(d)	8.25%	06/30/2032	163,179
85,000	Clydesdale Acquisition Holdings, Inc.(d)	6.63%	04/15/2029	83,632
70,000	Cogent Communications Group, Inc.(d)	7.00%	06/15/2027	69,412
150,000	Cogent Communications Group, Inc. / Cogent Communications Finance, Inc.(d)	7.00%	06/15/2027	148,583
30,000	CommScope, Inc.(d)	6.00%	03/01/2026	26,364
107,000	CommScope, Inc.(d)	8.25%	03/01/2027	50,885
25,000	CommScope, Inc.(d)	7.13%	07/01/2028	10,389
108,000	CommScope, Inc.(d)	4.75%	09/01/2029	75,039
145,000	Compass Group Diversified Holdings LLC(d)	5.25%	04/15/2029	137,662
100,000	Comstock Resources, Inc.(d)	6.75%	03/01/2029	96,261
70,000	Comstock Resources, Inc.(d)	5.88%	01/15/2030	65,185
105,000	Consolidated Communications, Inc.(d)	5.00%	10/01/2028	86,959
65,000	Coty, Inc./HFC Prestige Products Inc/HFC Prestige International US LLC(d)	6.63%	07/15/2030	66,013
95,000	Cougar JV Subsidiary LLC(d)	8.00%	05/15/2032	98,313
250,000	CQP Holdco LP / BIP-V Chinook Holdco LLC(d)	7.50%	12/15/2033	259,508
115,000	Crocs, Inc.(d)	4.25%	03/15/2029	104,939
115,000	CSC Holdings LLC(d)	5.75%	01/15/2030	43,502
25,000	CSC Holdings LLC(d)	5.00%	11/15/2031	9,083
110,000	Cushman & Wakefield US Borrower LLC(d)	8.88%	09/01/2031	115,834
120,000	CVR Energy, Inc.(d)	5.75%	02/15/2028	111,383
20,000	Dana, Inc.	5.38%	11/15/2027	19,571
30,000	Dana, Inc.	4.25%	09/01/2030	26,220
195,000	Directv Financing LLC / Directv Financing Co.-Obligor, Inc.(d)	5.88%	08/15/2027	183,577
65,000	Elastic NV(d)	4.13%	07/15/2029	59,418
100,000	EMRLD Borrower LP / Emerald Co.-Issuer, Inc.(d)	6.38%	12/15/2030	111,379

Principal Amount/Description		Rate	Maturity	Value
$85,000	Endo Finance Holdings, Inc.(d)	8.50%	04/15/2031	$87,824
45,000	EnerSys(d)	6.63%	01/15/2032	45,796
265,000	EnLink Midstream Partners LP	5.05%	04/01/2045	218,014
180,000	EQM Midstream Partners LP(d)	4.75%	01/15/2031	168,421
235,000	EquipmentShare.com, Inc.(d)	9.00%	05/15/2028	242,808
90,000	Everi Holdings, Inc.(d)	5.00%	07/15/2029	88,595
50,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.(d)	4.63%	01/15/2029	45,572
50,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.(d)	6.75%	01/15/2030	43,947
90,000	Fiesta Purchaser, Inc.(d)	7.88%	03/01/2031	93,076
10,000	FirstCash, Inc.(d)	4.63%	09/01/2028	9,409
170,000	FirstCash, Inc.(d)	5.63%	01/01/2030	161,174
100,000	Fortress Intermediate 3, Inc.(d)	7.50%	06/01/2031	102,580
200,000	Fortress Transportation and Infrastructure Investors LLC(d)	5.50%	05/01/2028	194,107
23,000	Fortress Transportation and Infrastructure Investors LLC(d)	7.88%	12/01/2030	24,094
500,000	Franklin BSP Capital Corp.(d)	4.85%	12/15/2024	494,678
672,860	Franklin BSP Capital Corp.	3.25%	03/30/2026	633,083
15,000	Freedom Mortgage Corp.(d)	12.00%	10/01/2028	16,122
35,000	Freedom Mortgage Corp.(d)	12.25%	10/01/2030	37,688
70,000	Freedom Mortgage Holdings LLC(d)	9.13%	05/15/2031	68,205
195,000	Frontier Communications Holdings LLC(d)	5.00%	05/01/2028	183,908
20,000	Frontier Communications Holdings LLC(d)	8.75%	05/15/2030	20,631
1,000,000	FS KKR Capital Corp.	4.13%	02/01/2025	988,009
35,000	Go Daddy Operating Co. LLC / GD Finance Co, Inc.(d)	5.25%	12/01/2027	34,295
55,000	Goodyear Tire & Rubber Co.	9.50%	05/31/2025	55,103
110,000	Great Lakes Dredge & Dock Corp.(d)	5.25%	06/01/2029	98,284
120,000	Greystar Real Estate Partners LLC(d)	7.75%	09/01/2030	126,465
30,000	Hanesbrands, Inc.(d)	4.88%	05/15/2026	29,371
140,000	Hanesbrands, Inc.(d)	9.00%	02/15/2031	146,805
20,000	HAT Holdings I LLC / HAT Holdings II LLC(d)	8.00%	06/15/2027	20,818
5,000	HAT Holdings I LLC / HAT Holdings II LLC(d)	3.75%	09/15/2030	4,366
1,782	Hawaiian Brand Intellectual Property, Ltd. / HawaiianMiles Loyalty, Ltd.(d)	5.75%	01/20/2026	1,697
130,000	Helios Software Holdings, Inc. / ION Corporate Solutions Finance Sarl(d)	8.75%	05/01/2029	132,496
115,000	Helios Software Holdings, Inc. / ION Corporate Solutions Finance Sarl(d)	7.88%	05/01/2029	123,453
170,000	Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc(d)	5.00%	06/01/2029	158,645
30,000	HLF Financing Sarl LLC / Herbalife International, Inc.(d)	12.25%	04/15/2029	29,932
135,000	HLF Financing Sarl LLC / Herbalife International, Inc.(d)	4.88%	06/01/2029	93,661
80,000	Howard Midstream Energy Partners LLC(d)	8.88%	07/15/2028	84,725
45,000	HUB International, Ltd.(d)	5.63%	12/01/2029	42,599
80,000	HUB International, Ltd.(d)	7.25%	06/15/2030	82,069
220,000	Hunt Companies, Inc.(d)	5.25%	04/15/2029	200,140
145,000	Imola Merger Corp.(d)	4.75%	05/15/2029	135,672
180,000	Iron Mountain, Inc.(d)	5.25%	03/15/2028	174,319
15,000	Iron Mountain, Inc.(d)	5.00%	07/15/2028	14,381
55,000	Iron Mountain, Inc.(d)	7.00%	02/15/2029	56,023

Principal Amount/Description		Rate	Maturity	Value
$55,000	Iron Mountain, Inc.(d)	5.25%	07/15/2030	$52,319
135,000	JB Poindexter & Co., Inc.(d)	8.75%	12/15/2031	140,028
20,000	JetBlue Airways Corp.	0.50%	04/01/2026	17,643
310,000	Kennedy-Wilson, Inc.	4.75%	02/01/2030	257,617
145,000	Kinetik Holdings LP(d)	6.63%	12/15/2028	147,413
55,000	Kinetik Holdings LP(d)	5.88%	06/15/2030	54,232
165,000	Kodiak Gas Services LLC(d)	7.25%	02/15/2029	169,269
50,000	LABL, Inc.(d)	5.88%	11/01/2028	45,687
155,000	LCM Investments Holdings II LLC(d)	8.25%	08/01/2031	161,879
120,000	Legends Hospitality Holding Co. LLC / Legends Hospitality Co-Issuer, Inc.(d)	5.00%	02/01/2026	119,011
20,000	Level 3 Financing, Inc.(d)	4.63%	09/15/2027	10,439
15,000	Level 3 Financing, Inc.(d)	4.25%	07/01/2028	5,727
55,000	Level 3 Financing, Inc.(d)	3.63%	01/15/2029	16,850
140,000	Level 3 Financing, Inc.(d)	3.75%	07/15/2029	44,100
185,000	LFS Topco LLC(d)	5.88%	10/15/2026	170,838
20,000	Madison IAQ LLC(d)	5.88%	06/30/2029	18,627
50,000	Marriott Ownership Resorts, Inc.	4.75%	01/15/2028	47,228
215,000	Marriott Ownership Resorts, Inc.(d)	4.50%	06/15/2029	197,736
110,000	Masterbrand, Inc.(d)	7.00%	07/15/2032	111,317
110,000	Matador Resources Co.(d)	6.88%	04/15/2028	111,787
25,000	Matador Resources Co.(d)	6.50%	04/15/2032	25,021
110,000	Medline Borrower LP(d)	5.25%	10/01/2029	105,061
60,000	Mercer International, Inc.	5.50%	01/15/2026	58,278
30,000	ModivCare, Inc.(d)	5.88%	11/15/2025	30,441
100,000	MPH Acquisition Holdings LLC(d)	5.50%	09/01/2028	75,611
135,000	Nabors Industries, Inc.(d)	9.13%	01/31/2030	139,966
25,000	Nabors Industries, Ltd.(d)	7.25%	01/15/2026	25,382
30,000	Nabors Industries, Ltd.(d)	7.50%	01/15/2028	28,654
20,000	Nationstar Mortgage Holdings, Inc.(d)	7.13%	02/01/2032	20,139
150,000	NCL Corp., Ltd.(d)	8.13%	01/15/2029	157,278
80,000	NCL Corp., Ltd.(d)	7.75%	02/15/2029	83,230
115,000	NCR Atleos Corp.(d)	9.50%	04/01/2029	124,390
115,000	NCR Voyix Corp.(d)	5.13%	04/15/2029	108,405
90,000	NCR Voyix Corp.(d)	5.25%	10/01/2030	82,338
100,000	Necessity Retail REIT, Inc. / American Finance Operating Partner LP(d)	4.50%	09/30/2028	88,085
35,000	New Enterprise Stone & Lime Co., Inc.(d)	9.75%	07/15/2028	35,647
135,000	New Enterprise Stone & Lime Co., Inc.(d)	5.25%	07/15/2028	127,600
105,000	NextEra Energy Operating Partners LP(d)	7.25%	01/15/2029	107,754
150,000	NGL Energy Operating LLC / NGL Energy Finance Corp.(d)	8.13%	02/15/2029	152,951
45,000	NGL Energy Operating LLC / NGL Energy Finance Corp.(d)	8.38%	02/15/2032	45,729
25,000	Northern Oil & Gas, Inc.(d)	8.13%	03/01/2028	25,301
105,000	Northern Oil & Gas, Inc.(d)	8.75%	06/15/2031	110,306
260,000	NRG Energy, Inc.(d)	3.63%	02/15/2031	223,170
5,000	NuStar Logistics LP	6.00%	06/01/2026	4,995
28,000	NuStar Logistics LP	6.38%	10/01/2030	28,490
20,000	Oceaneering International, Inc.	6.00%	02/01/2028	19,791
155,000	Oceaneering International, Inc.	6.00%	02/01/2028	153,379
115,000	Olympus Water US Holding Corp.(d)	4.25%	10/01/2028	104,756
25,000	Olympus Water US Holding Corp.(d)	9.75%	11/15/2028	26,481
115,000	Olympus Water US Holding Corp.(e)	9.63%	11/15/2028	132,327
40,000	Olympus Water US Holding Corp.(d)	6.25%	10/01/2029	36,558
120,000	Olympus Water US Holding Corp.(d)	7.25%	06/15/2031	119,381
40,000	OneMain Finance Corp.	7.88%	03/15/2030	41,274
210,000	Open Text Holdings, Inc.(d)	4.13%	02/15/2030	189,543
225,000	Organon & Co. / Organon Foreign Debt Co-Issuer BV(d)	5.13%	04/30/2031	202,307

Principal Amount/Description		Rate	Maturity	Value
$60,000	Organon & Co. / Organon Foreign Debt Co-Issuer BV(d)	7.88%	05/15/2034	$61,725
20,000	Outfront Media Capital LLC / Outfront Media Capital Corp.(d)	5.00%	08/15/2027	19,373
25,000	Owens & Minor, Inc.(d)	4.50%	03/31/2029	21,583
76,000	Owens & Minor, Inc.(d)	6.63%	04/01/2030	69,170
200,000	Owens-Brockway Glass Container, Inc.(d)	7.38%	06/01/2032	200,482
140,000	Panther Escrow Issuer LLC(d)	7.13%	06/01/2031	141,709
55,000	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer(d)	5.88%	10/01/2028	54,249
170,000	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer(d)	4.88%	05/15/2029	159,577
45,000	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer(d)	7.00%	02/01/2030	45,574
145,000	Pediatrix Medical Group, Inc.(d)	5.38%	02/15/2030	128,341
35,000	Permian Resources Operating LLC(d)	5.88%	07/01/2029	34,486
130,000	Permian Resources Operating LLC(d)	7.00%	01/15/2032	133,635
75,000	Phinia, Inc.(d)	6.75%	04/15/2029	76,207
165,000	Pike Corp.(d)	8.63%	01/31/2031	174,994
225,000	Post Holdings, Inc.(d)	5.50%	12/15/2029	217,246
245,000	Prime Security Services Borrower LLC / Prime Finance, Inc.(d)	6.25%	01/15/2028	241,672
105,000	QVC, Inc.	4.75%	02/15/2027	88,737
110,000	QVC, Inc.	4.38%	09/01/2028	80,560
100,000	Railworks Holdings LP / Railworks Rally, Inc.(d)	8.25%	11/15/2028	101,864
100,000	RAY FINANCING LL SUNMED 6 1/2 07/15/31		07/15/2031	107,095
145,000	RHP HOTEL PPTY RHP 6 1/2 04/01/32		04/01/2032	145,129
120,000	RHP Hotel Properties LP / RHP Finance Corp.(d)	7.25%	07/15/2028	124,182
40,000	RLJ Lodging Trust LP(d)	4.00%	09/15/2029	35,374
75,000	Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.(d)	4.00%	10/15/2033	63,261
115,000	Rocket Software, Inc.(d)	9.00%	11/28/2028	116,980
95,000	Royal Caribbean Cruises, Ltd.(d)	7.25%	01/15/2030	98,425
135,000	Royal Caribbean Cruises, Ltd.(d)	6.25%	03/15/2032	136,218
100,000	SCIL IV LLC / SCIL USA Holdings LLC(d)	5.38%	11/01/2026	96,803
98,000	Sealed Air Corp./Sealed Air Corp US(d)	7.25%	02/15/2031	101,023
141,000	Service Properties Trust(d)	8.63%	11/15/2031	147,103
165,000	Service Properties Trust	8.88%	06/15/2032	154,033
85,000	Sirius XM Radio, Inc.(d)	5.50%	07/01/2029	79,910
245,000	Sirius XM Radio, Inc.(d)	4.13%	07/01/2030	209,460
40,000	Sirius XM Radio, Inc.(d)	3.88%	09/01/2031	32,683
80,000	Six Flags Entertainment Corp.(d)	5.50%	04/15/2027	79,242
95,000	Six Flags Entertainment Corp.(d)	7.25%	05/15/2031	96,788
7,000	Six Flags Theme Parks, Inc.(d)	7.00%	07/01/2025	7,039
70,000	Sotera Health Holdings LLC(d)	7.38%	06/01/2031	70,191
22,000	Spectrum Brands, Inc.(d)	3.88%	03/15/2031	18,407
110,000	Spirit AeroSystems, Inc.(d)	9.75%	11/15/2030	121,480
40,000	Standard Industries, Inc.(d)	5.00%	02/15/2027	38,919
85,000	Standard Industries, Inc.(d)	4.75%	01/15/2028	80,958
115,000	Summit Materials LLC / Summit Materials Finance Corp.(d)	7.25%	01/15/2031	119,220
140,000	Sunoco LP(d)	7.25%	05/01/2032	144,914
115,000	Talen Energy Supply LLC(d)	8.63%	06/01/2030	122,708
135,000	TMS International Corp.(d)	6.25%	04/15/2029	124,041
70,000	TransDigm, Inc.	4.63%	01/15/2029	65,373

Principal Amount/Description		Rate	Maturity	Value
$55,000	TransDigm, Inc.(d)	6.38%	03/01/2029	$55,346
20,000	Uber Technologies, Inc.(d)	6.25%	01/15/2028	20,042
95,000	UKG, Inc.(d)	6.88%	02/01/2031	96,258
115,000	Univision Communications, Inc.(d)	6.63%	06/01/2027	110,206
10,000	Univision Communications, Inc.(d)	7.38%	06/30/2030	9,310
95,000	US Foods, Inc.(d)	7.25%	01/15/2032	98,709
30,000	USA Compression Partners LP / USA Compression Finance Corp.	6.88%	09/01/2027	30,088
195,000	USA Compression Partners LP / USA Compression Finance Corp.(d)	7.13%	03/15/2029	196,645
135,000	Velocity Vehicle Group LLC(d)	8.00%	06/01/2029	138,987
90,000	Venture Global LNG, Inc.(d)	8.13%	06/01/2028	92,791
110,000	Venture Global LNG, Inc.(d)	9.50%	02/01/2029	120,529
325,000	Venture Global LNG, Inc.(d)	8.38%	06/01/2031	337,342
65,000	Vistra Operations Co. LLC(d)	5.00%	07/31/2027	62,923
40,000	Vistra Operations Co. LLC(d)	7.75%	10/15/2031	41,687
140,000	Vistra Operations Co. LLC(d)	6.88%	04/15/2032	142,231
175,000	Vital Energy, Inc.(d)	7.88%	04/15/2032	178,031
65,000	Walgreens Boots Alliance, Inc.	4.10%	04/15/2050	44,721
65,000	Wand NewCo 3, Inc.(d)	7.63%	01/30/2032	67,186
245,000	WASH Multifamily Acquisition, Inc.(d)	5.75%	04/15/2026	239,734
50,000	Weatherford International, Ltd.(d)	8.63%	04/30/2030	51,854
120,000	Weekley Homes LLC / Weekley Finance Corp.(d)	4.88%	09/15/2028	111,269
110,000	WESCO Distribution, Inc.(d)	6.63%	03/15/2032	111,295
180,000	Western Midstream Operating LP	5.50%	08/15/2048	156,597
70,000	Williams Scotsman, Inc.(d)	7.38%	10/01/2031	72,081
110,000	Windsor Holdings III LLC(d)	8.50%	06/15/2030	114,943
95,000	WR Grace Holdings LLC(d)	4.88%	06/15/2027	91,730
60,000	WR Grace Holdings LLC(d)	5.63%	08/15/2029	55,365
70,000	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.(d)	5.13%	10/01/2029	66,618
55,000	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.(d)	7.13%	02/15/2031	57,068
190,000	Zayo Group Holdings, Inc.(d)	4.00%	03/01/2027	152,189
35,000	ZF North America Capital, Inc.(d)	6.88%	04/14/2028	35,707
35,000	ZF North America Capital, Inc.(d)	7.13%	04/14/2030	36,273
				30,668,667

TOTAL HIGH YIELD DEBT
(Cost $41,955,859)				41,503,240

Shares/Description		Value
WARRANTS - 0.01%
11	Toys R Us Propco Warrant, Strike Price 0.01, Expires 12/31/2049(a)	–
237	Windstream Holdings Inc - Pvt Warrant, Strike Price 0.01, Expires 12/31/2049	2,986

TOTAL WARRANTS
(Cost $105,685)		2,986

Principal Amount/Description		Rate	Maturity
BUSINESS DEVELOPMENT COMPANY NOTES - 0.14%
3,018	MidCap Financial Investment Corp.	8.00%	12/15/2028	75,918

TOTAL BUSINESS DEVELOPMENT COMPANY NOTES
(Cost $76,341)				75,918

Shares/Description				Value
SHORT-TERM INVESTMENTS - 3.85%
2,088,116	State Street Institutional Trust (7 Day Yield 5.24%)			2,088,116

TOTAL SHORT-TERM INVESTMENTS
(Cost $2,088,116)				2,088,116

Shares/Description	Value
TOTAL INVESTMENTS - 98.86%
(Cost $54,328,186)	$53,593,573
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.14%	617,762
NET ASSETS - 100.00%	$54,211,335

Investment Abbreviations:
EURIBOR - Euro Interbank Offered Rate
LIBOR - London Interbank Offered Rate
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company

Rates:
1M US L - 1 Month LIBOR as of June 30, 2024 was 5.45%
3M US L - 3 Month LIBOR as of June 30, 2024 was 5.59%
6M US L - 6 Month LIBOR as of June 30, 2024 was 5.68%
3M EUR L - 3 Month EURIBOR as of June 30, 2024 was 3.71%
6M EUR L - 6 Month EURIBOR as of June 30, 2024 was 3.68%
5Y EUR SWAP - 5 Year Euro ICE Swap Rate as of June 30, 2024 was 2.87%

(a)	The Level 3 assets were a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.
(b)	Non-income producing security.
(c)	Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at June 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total fair value of Rule 144A securities amounts to $29,867,501, which represents approximately 55.09% of net assets as of June 30, 2024.
(e)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, as amended, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, as amended, or pursuant to an exemption from registration. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees (the "Board"). As of June 30, 2024, the aggregate fair value of those securities was $3,282,732, representing 6.06% of net assets.
(f)	Security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(g)	Pay-in-kind securities. Rate paid in-kind is shown in parenthesis.
(h)	Issued with a zero coupon. Income is recognized through the accretion of discount.

See Notes to Quarterly Schedule of Investments.

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS
Counterparty	Settlement Date	Fund Receiving	U.S. $ Value at June 30, 2024	Fund Delivering	U.S. $ Value at June 30, 2024	Unrealized Appreciation
State Street Corporation	7/5/2024	EUR	171,376	USD	171,010	$366
State Street Corporation	7/5/2024	USD	7,019,430	EUR	6,903,416	116,014
State Street Corporation	7/5/2024	USD	3,216	EUR	3,214	2
State Street Corporation	7/5/2024	USD	957,759	GBP	947,329	10,430
State Street Corporation	7/5/2024	USD	147,102	GBP	145,374	1,728
						$128,540

State Street Corporation	7/5/2024	EUR	124,676	USD	126,653	$(1,977)
State Street Corporation	7/5/2024	EUR	235,641	USD	237,829	(2,188)
State Street Corporation	7/5/2024	GBP	632	USD	639	(7)
State Street Corporation	7/5/2024	GBP	6,321	USD	6,357	(36)
State Street Corporation	7/5/2024	USD	93,175	EUR	93,186	(11)
State Street Corporation	7/5/2024	USD	138,943	GBP	139,053	(110)
State Street Corporation	7/5/2024	USD	16,052	EUR	16,066	(14)
						$(4,343)

RiverNorth Funds	Notes to Quarterly Schedule of Investments

June 30, 2024 (Unaudited)

1. ORGANIZATION

The RiverNorth Funds (the “Trust” or “Funds”) was established under the laws of Ohio by an Agreement and Declaration of Trust dated July 18, 2006 (the “Trust Agreement”). The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust Agreement permits the Board of Trustees (the “Board” or “Trustees”) to authorize and issue an unlimited number of shares of beneficial interest of a separate series without par value. All classes of shares for each of the Funds have identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes. The Funds are considered investment companies and therefore follow the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services Investment Companies.

The RiverNorth Core Opportunity Fund (the “Core Opportunity Fund”) was organized as a diversified series of the Trust on July 18, 2006 and commenced investment operations on December 27, 2006. The Core Opportunity Fund offers two series of shares, Class I Shares and Class R Shares. The investment adviser to the Core Opportunity Fund is RiverNorth Capital Management, LLC (the “Adviser”). The investment objective of the Core Opportunity Fund is to seek long-term capital appreciation and income.

The RiverNorth/DoubleLine Strategic Income Fund (the “Strategic Income Fund”) is a diversified series of the Trust and commenced investment operations on December 30, 2010. The Strategic Income Fund offers two series of shares, Class I Shares and Class R Shares. The investment adviser to the Strategic Income Fund is RiverNorth Capital Management, LLC. The Strategic Income Fund’s sub-adviser is DoubleLine Capital, LP (“DoubleLine”). The investment objective of the Strategic Income Fund is current income and overall total return.

The RiverNorth/Oaktree High Income Fund (the “High Income Fund”) is a diversified series of the Trust and commenced investment operations on December 28, 2012. The High Income Fund offers two series of shares, Class I Shares and Class R Shares. The investment adviser to the High Income Fund is RiverNorth Capital Management, LLC. The High Income Fund’s sub-adviser is Oaktree Capital Management, L.P. (“Oaktree Capital,” and with DoubleLine, each a “Sub-Adviser” or collectively, the “Sub-Advisers”). Effective August 10, 2021, as part of an internal corporate reorganization, Oaktree Capital Management, L.P., the Fund’s previous sub-adviser, transferred its sub-advisory agreement with the High Income Fund to Oaktree Capital. The investment objective of the High Income Fund is overall total return consisting of long-term capital appreciation and income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The financial statements are prepared in accordance with GAAP, which requires management to make estimates and assumptions that affect the reported amounts and disclosures, including the disclosure of contingent assets and liabilities, in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities. The Schedules of Investments have been prepared as of the close of the New York Stock Exchange (“NYSE”) on June 30, 2024.

Security Valuation:  The Funds’ assets and other financial instruments are recorded at their estimated fair value as described in Note 3.

Security Transactions and Related Income:  The Funds follow industry practice and record security transactions on the trade date basis. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date or for certain foreign securities, when the information becomes available to the Funds and interest income and expenses are recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region. Settlement on bank loan transactions may be in excess of seven business days. Interest only stripped mortgage backed securities (“IO Strips”) are securities that receive only interest payments from a pool of mortgage loans. Little to no principal will be received by the Funds upon maturity of an IO Strip. Periodic adjustments are recorded to reduce the cost of the security until maturity, which are included in interest income.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Certain foreign countries impose a capital gains tax which is accrued by the Funds based on the unrealized appreciation, if any, on affected securities. Any accrual would reduce a Fund’s net asset value ("NAV"). The tax is paid when the gain is realized and is included in capital gains tax in the Statements of Operations. During the period ended June 30, 2024, no foreign capital gains tax was accrued or paid by the Fund.

Other:  The Funds hold certain investments which pay dividends to their shareholders based upon available funds from operations. It is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

Principal Investment Risks: All mutual funds carry a certain amount of risk. For more information on the related risks of investing in the Funds please refer to the prospectus of each Fund.

3. SECURITIES VALUATION AND FAIR VALUE Measurements

The Funds value their investments at fair value. Fair value is defined as the price that a Fund might reasonably expect to receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. For example, the risk inherent in a particular valuation technique used to measure fair value including using such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

•	Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 – Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Effective September 8, 2022, and pursuant to the requirements of Rule 2a-5 under the 1940 Act, the Board approved updated valuation procedures for the Funds and designated the Adviser as the Funds’ valuation designee to make all fair valuation determinations with respect to each of the Fund's portfolio investments, subject to the Board's oversight.

Equity securities, including common stocks, rights and warrants, closed-end funds, exchange-traded funds, preferred stocks and business development companies are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Futures contracts are normally valued at the final settlement price or official closing price provided by independent pricing services. These securities will be categorized ass Level 1 securities.

Investments in mutual funds, including short term investments and open-end funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Domestic and foreign fixed income securities, including foreign and U.S. corporate bonds, convertible corporate bonds, U.S. Government bonds and notes, foreign government bonds and notes, supranationals and foreign agencies, non-agency collateralized mortgage obligations, U.S. Government/Agency mortgage backed securities, business development company notes, bank loans, collateralized loan obligations, municipal bonds, and high yield debt, as well as non-exchange traded derivatives, including forward foreign currency contracts, are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services. Foreign currency positions, including forward foreign currency contracts, are priced at the mean between the closing bid and asked prices at 4:00 p.m. Eastern time. Prices obtained from independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Data used to establish quotes includes analysis of cash flows, pre-payment speeds, default rates, delinquency assumptions and assumptions regarding collateral and loss assumptions. These securities will be classified as Level 2 securities.

Short-term investments in fixed income securities, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Funds’ good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) discounted cash flow models; (iii) weighted average cost or weighted average price; (iv) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (v) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Funds’ NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

Good faith pricing may also be used in instances when the bonds the Funds invest in default or otherwise cease to have market quotations readily available. Investments in foreign securities, junk bonds or other thinly traded securities are more likely to trigger good faith pricing than other securities.

The following is a summary of the inputs used at June 30, 2024 in valuing the Funds’ assets and liabilities:

Core Opportunity Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Closed-End Funds	$37,744,606	$–	$–	$37,744,606
Closed-End Funds - Preferred Shares	372,229	–	–	372,229
Exchange Traded Funds	3,473,595	–	–	3,473,595
Business Development Company Notes	–	197,072	–	197,072
U.S. Corporate Bonds	–	1,091,712	–	1,091,712
U.S. Government Bonds and Notes	–	994,604	–	994,604
Warrants	7,126	–	–	7,126
Short-Term Investments	1,711,854	–	–	1,711,854
Total	$43,309,410	$2,283,388	$–	$45,592,798

Strategic Income Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3		Total
Closed-End Funds	$238,116,175	$–	$–		$238,116,175
Closed-End Funds - Preferred Shares	7,576,083	–	–		7,576,083
Business Development Companies - Preferred Shares	7,045,508	3,530,965	–		10,576,473
Common Stocks	1,457	–	–		1,457
Open-End Funds	35,444,636	–	–		35,444,636
Foreign Corporate Bonds	–	29,012,724	–		29,012,724
U.S. Corporate Bonds	–	131,890,828	–		131,890,828
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	–	900,069	–		900,069
Bank Loans	–	4,412,078	–		4,412,078
Collateralized Loan Obligations	–	64,710,933	–		64,710,933
Equity - Linked Notes	–	–	–	***	–
Non-Agency Collateralized Mortgage Obligations	–	211,666,669	–		211,666,669
U.S. Government Bonds and Notes	–	195,682,406	–		195,682,406
Mortgage-Backed Securities	–	37,261,756	–		37,261,756
U.S. Government / Agency Mortgage Backed Securities	–	188,272,525	–		188,272,525
Short-Term Investments	47,368,923	–	–		47,368,923
Total	$335,552,782	$867,340,953	$–		$1,202,893,735

	Valuation Inputs
Other Financial Instruments**	Level 1	Level 2	Level 3	Total
Liabilities
Future Contracts	$620,600	$–	$–	$620,600
Liabilities
Future Contract	(5,640,469)	–	–	(5,640,469)
Total	$408,585	$–	$–	$408,585

High Income Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Business Development Company Notes	$75,918	$–	$–	$75,918
Closed-End Funds	2,722,369	–	–	2,722,369
Common Stocks	–	33	92,479	92,512
Convertible Corporate Bond	–	17,643	–	17,643
Bank Loans	–	7,108,432	–	7,108,432
High Yield Debt	–	41,485,597	–	41,485,597
Warrants	–	2,986	–	2,986
Short-Term Investments	2,088,116	–	–	2,088,116
Total	$4,886,403	$48,614,691	$92,479	$53,593,573

	Valuation Inputs
Other Financial Instruments**	Level 1	Level 2	Level 3	Total
Assets
Forward Foreign Currency Contracts	$–	$128,540	$–	$128,540
Liabilities
Forward Foreign Currency Contracts	$–	$(4,343)	$–	$(4,343)
Total	$–	$124,197	$–	$124,197

*	Refer to each Fund’s Schedule of Investments for a listing of securities by type.
**	Other financial instruments are derivative instruments reflected in the Summary of Investments. Futures contracts are reported at their unrealized appreciation/depreciation.
***	Level 3 security has no value.

The changes of the fair value of investments for which the Funds have used Level 3 inputs to determine the fair value are as follows:

Asset Type	Balance as of September 30, 2023	Accrued Discount/premium	Return of Capital	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Purchases	Sales Proceeds	Transfer into Level 3	Transfer Out of Level 3	Balance as of June 30, 2024	Net change in unrealized appreciation/(depreciation) included in the Statements of Operations attributable to Level 3 investments held at June 30, 2024
Common Stocks	$85,342	$-	$-	$-	$7,137	$-	$-	$-	$-	$92,479	$7,137
	$85,342	$-	$-	$-	$7,137	$-	$-	$-	$-	$92,479	$7,137

The Table below provides additional information about the Level 3 Fair Value Measurements as of June 30, 2024:

Quantitative Information about Level 3 Fair Value Measurements

High Income Fund

Asset Class	Fair Value (USD)	Valuation Technique	Unobservable Inputs(a)	Value/Range (Weighted Average)
Common Stocks	$92,479	Market Comparable Companies	EBITDA Multiple	5.75x-6.75x (6.25x)

(a)	A change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
EBITDA Multiple	Increase	Decrease

On August 10, 2022 the Board approved the Adviser as each Fund's valuation designee, effective September 8, 2022, to make all fair valuation determinations with respect to each Fund's portfolio investments, subject to the Board's oversight and adopted all other updates pursuant to Rule 2a-5 under the 1940 Act.

4. Derivative Financial Instruments

The following discloses the Funds’ use of derivative instruments. The Funds’ investment objectives not only permit the Funds to purchase investment securities, they also allow the Funds to enter into various types of derivative contracts such as total return swap contracts and forward foreign currency contracts. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors: In pursuit of their investment objectives, the Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the value of the foreign currency denominated security will increase as the dollar depreciates against the currency.

Risk of Investing in Derivatives

The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

In the ordinary course of business, the Funds may enter into transactions subject to enforceable International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds.

Futures

The Funds may invest in futures contracts in accordance with their investment objectives. The Funds may do so for a variety of reasons including for cash management, hedging or non-hedging purposes in an attempt to achieve the Funds’ investment objective. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Futures transactions may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when a fund seeks to close out a futures contract or a futures option position. Lack of a liquid market for any reason may prevent a fund from liquidating an unfavorable position, and the fund would remain obligated to meet margin requirements until the position is closed. In addition, a fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of their contracts. With exchange-traded futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. The Funds are party to certain enforceable master netting arrangements, which provide for the right of offset under certain circumstances, such as the event of default.

When a purchase or sale of a futures contract is made by a fund, the fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of liquid assets (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to the Funds upon termination of the contract, assuming all contractual obligations have been satisfied. These amounts are included in Deposits with broker for futures contracts on the Statement of Assets and Liabilities. Each day the Funds may pay or receive cash, called “variation margin,” equal to the daily change in value of the futures contract. Such payments or receipts are recorded for financial statement purposes as unrealized gains or losses by the Funds. Variation margin does not represent a borrowing or loan by the Funds but instead is a settlement between the Funds and the broker of the amount one would owe the other if the futures contract expired. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Forward Foreign Currency Contracts

The Funds may engage in currency transactions with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value, to gain or reduce exposure to certain currencies, or to generate income or gains. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. During the nine months ended June 30, 2024, the High Income Fund engaged in forward foreign currency contracts. The contracts are marked-to-market daily and the change in value is recorded by the High Income Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the High Income Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk. The High Income Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

5. loan participations and assignments

The Strategic Income Fund and High Income Fund may each invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Strategic Income Fund and High Income Fund will normally invest in corporate debt issuers in North America and Europe. The Strategic Income Fund’s and High Income Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Strategic Income Fund and High Income Fund may each invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Strategic Income Fund and High Income Fund will generally purchase assignments of these loans, in which case they will typically become lenders for purposes of the relevant loan agreement with direct contractual rights against the borrower, including the right to receive payments of principal and interest. When purchasing participation interests in a loan, the Strategic Income Fund and High Income Fund generally have no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Strategic Income Fund and High Income Fund may each be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. The Strategic Income Fund and High Income Fund may each enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, the Strategic Income Fund and High Income Fund have the right to receive payments of principal, interest and any fees to which they are entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Strategic Income Fund and High Income Fund may each receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Strategic Income Fund and High Income Fund may each receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations.

6. AFFILIATED COMPANIES

Funds may invest in certain securities that are considered securities issued by affiliated companies. As defined by the Investment Company Act of 1940, an affiliated person, including an affiliated company, is one in which a Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The purchases, sales, dividend income, capital gains, shares and value of investment in affiliated companies for the nine months ended June 30, 2024 were as follows:

Security Name	Market Value as of October 1, 2023	Purchases	Purchases In-Kind	Sales	Sales In-Kind	Liquidation/Reverse Stock Split	Change in Unrealized Gain (Loss)	Realized Gain/Loss	Market Value as of June 30, 2024	Share Balance as of June 30, 2024	Dividends	Return of Capital
RiverNorth/Oaktree High Income Fund	$32,574,784	$1,721,226	$-	$-	$-	$-	$389,990	$-	$35,444,636	4,062,935	$1,721,259	$-
							$389,990	$-	$35,444,636	4,062,935	$1,721,259	$-